United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 30, 2021

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under
Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 29, 2021                                                       Thrivent Core Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 29, 2021                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: June 29, 2021                                                       By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Semiannual Report
April 30, 2021
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 3
Thrivent Core International Equity Fund 4
Thrivent Core Low Volatility Equity Fund 5
Thrivent Core Short-Term Reserve Fund 6
Shareholder Expense Example 7
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 8
Thrivent Core Emerging Markets Equity Fund 14
Thrivent Core International Equity Fund 22
Thrivent Core Low Volatility Equity Fund 30
Thrivent Core Short-Term Reserve Fund 33
Statement of Assets and Liabilities 40
Statement of Operations 42
Statement of Changes in Net Assets 44
Notes to Financial Statements 46
Financial Highlights 58
Additional Information 60

Thrivent Core Emerging Markets Debt Fund
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt involves risks including emerging markets, sovereign debt, foreign securities, credit, interest rate, market, LIBOR, high yield, investment adviser, issuer, derivatives, liquidity, ETF, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Countries
(% of Net Assets)
Mexico 5.7%
Indonesia 5.4%
Egypt 4.7%
Saudi Arabia 4.5%
Qatar 4.1%
Dominican Republic 4.1%
Turkey 3.8%
Oman 3.5%
United Arab Emirates 2.9%
Russian Federation 2.9%
Investments in securities in these countries
represent 41.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Foreign Government 82.4%
Energy 9.5%
Communications Services 1.1%
Utilities 1.1%
Unaffiliated Registered
Investment Companies 0.9%
Capital Goods 0.6%
Basic Materials 0.4%
Financials 0.1%

Thrivent Core Emerging Markets Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity involves risks including emerging markets, foreign securities, quantitative investing, equity security, market, regional, foreign currency, issuer, investment adviser, technology-oriented companies, ETF, derivatives, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.4%
Preferred Stock 1.5%
Short-Term Investments 1.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
China 19.6%
Cayman Islands 15.7%
Taiwan 14.9%
South Korea 14.3%
India 10.0%
Brazil 4.6%
South Africa 3.7%
Russian Federation 3.3%
Saudi Arabia 3.2%
Mexico 1.5%
Investments in securities in these countries
represent 90.8% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 25.0%
Consumer Discretionary 17.4%
Financials 15.0%
Communications Services 11.0%
Materials 9.4%
Industrials 5.2%
Health Care 4.3%
Energy 4.2%
Consumer Staples 4.0%
Real Estate 1.9%

Thrivent Core International Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity involves risks including equity security, foreign securities, quantitative investing, foreign currency, market, regional, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.4%
Preferred Stock 0.4%
Short-Term Investments 0.2%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 21.4%
Canada 10.6%
Switzerland 9.9%
United Kingdom 9.7%
France 7.5%
Australia 7.2%
Germany 6.5%
Netherlands 6.2%
Sweden 4.7%
Denmark 3.4%
Investments in securities in these countries
represent 87.1% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.6%
Industrials 15.6%
Consumer Discretionary 11.2%
Information Technology 10.8%
Health Care 10.3%
Consumer Staples 8.8%
Materials 7.2%
Communications Services 5.3%
Energy 5.2%
Real Estate 3.4%

Thrivent Core Low Volatility Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.9%
Short-Term Investments 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Accenture plc 2.5%
Microsoft Corporation 2.5%
Johnson & Johnson 2.1%
McDonald's Corporation 2.0%
Verizon Communications, Inc. 2.0%
Public Storage, Inc. 1.9%
Medtronic plc 1.9%
PepsiCo, Inc. 1.9%
Visa, Inc. 1.7%
Waste Management, Inc. 1.6%
These securities represent 20.1% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 20.3%
Health Care 19.8%
Consumer Staples 13.6%
Financials 10.7%
Industrials 10.1%
Communications Services 7.7%
Utilities 6.0%
Consumer Discretionary 5.1%
Real Estate 4.7%
Materials 1.8%

Thrivent Core Short-Term Reserve Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, LIBOR, mortgage-backed and other asset-backed securities, credit, financial sector, government securities, prepayment, redemption and share ownership, redemption and lending, regulatory, portfolio turnover rate, cybersecurity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Federal Farm Credit Bank 3.2%
Federal Home Loan Bank 1.6%
Federal Farm Credit Bank 1.6%
Federal Farm Credit Bank 1.6%
Federal Agricultural Mortgage
Corporation 1.6%
Federal Home Loan Bank 1.4%
Federal Home Loan Bank 1.4%
Federal Farm Credit Bank 1.3%
Federal Home Loan Bank 1.3%
Federal Home Loan Bank 1.2%
These securities represent 16.2% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 39.8%
U.S. Government & Agencies 28.4%
Utilities 9.5%
Consumer Cyclical 6.1%
Energy 3.7%
Asset-Backed Securities 2.5%
Basic Materials 2.4%
U.S. Municipals 2.1%
Foreign 2.0%
Capital Goods 1.8%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2020 through April 30, 2021.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 11/1/2020
Ending Account Value
4/30/2021
Expenses Paid During
Period  11/1/2020
- 4/30/2021
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $1,026 $0.18 0.04%
Hypothetical
**
$1,000 $1,025 $0.18 0.04%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $1,216 $1.14 0.21%
Hypothetical
**
$1,000 $1,024 $1.04 0.21%
Thrivent Core International Equity Fund
Actual
$1,000 $1,271 $0.61 0.11%
Hypothetical
**
$1,000 $1,024 $0.54 0.11%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $1,192 $0.16 0.03%
Hypothetical
**
$1,000 $1,025 $0.15 0.03%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,001 $0.03 0.01%
Hypothetical
**
$1,000 $1,025 $0.03 0.01%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181 /365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.2% ) Value
Angola (1.4%)
Angola Government International
Bond
$ 4,000,000 9.500%,  11/12/2025 $ 4,384,400
11,000,000 8.250%,  5/9/2028 11,275,000
Total 15,659,400
Argentina (1.1%)
Argentina Government International
Bond
9,800,000 0.125%,  7/9/2030
a
3,552,500
16,000,000 0.125%,  7/9/2035
a
5,040,160
11,500,000 0.125%,  7/9/2041
a
4,111,250
Total 12,703,910
Azerbaijan (0.3%)
Azerbaijan Government
International Bond
3,900,000 3.500%,  9/1/2032 3,932,526
Total 3,932,526
Bahrain (1.6%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
b
4,315,040
2,000,000 7.000%,  10/12/2028
b
2,243,560
2,500,000 6.750%,  9/20/2029
b
2,748,500
3,000,000 7.500%,  9/20/2047
b
3,164,940
1,000,000 7.500%,  9/20/2047 1,054,980
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,390,000
Total 17,917,020
Belarus (0.5%)
Belarus Government International
Bond
2,500,000 6.875%,  2/28/2023 2,551,805
3,100,000 6.200%,  2/28/2030 2,951,386
Total 5,503,191
Brazil (2.4%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,721,650
4,800,000 2.625%,  1/5/2023 4,965,888
3,000,000 2.875%,  6/6/2025 3,072,780
1,000,000 4.500%,  5/30/2029 1,052,940
3,000,000 3.875%,  6/12/2030 2,977,980
4,300,000 5.000%,  1/27/2045 4,234,253
2,000,000 5.625%,  2/21/2047 2,108,740
Petrobras Global Finance BV
4,900,000 6.850%,  6/5/2115
c
5,178,540
Total 26,312,771
Canada (1.0%)
Canacol Energy, Ltd.
4,500,000 7.250%,  5/3/2025 4,725,000
Principal
Amount Long-Term Fixed Income (95.2%) Value
Canada (1.0%) - continued
Petronas Energy Canada, Ltd.
$ 6,000,000 2.112%,  3/23/2028
b
$ 5,967,968
Total 10,692,968
Cayman Islands (0.1%)
Rutas 2 and 7 Finance, Ltd.
1,500,000 Zero Coupon,  9/30/2036
b
1,063,125
Total 1,063,125
Chile (2.4%)
Chile Government International
Bond
6,000,000 3.500%,  1/25/2050 6,206,700
4,000,000 3.125%,  1/21/2026 4,325,000
4,600,000 3.240%,  2/6/2028 4,991,000
6,000,000 2.450%,  1/31/2031 6,105,000
Corporacion Nacional del Cobre
de Chile
4,600,000 3.750%,  1/15/2031 4,957,742
Total 26,585,442
Colombia (2.5%)
Colombia Government International
Bond
5,000,000 2.625%,  3/15/2023 5,133,300
3,375,000 3.875%,  4/25/2027 3,604,635
3,700,000 4.500%,  3/15/2029 4,028,375
1,486,000 3.125%,  4/15/2031 1,455,373
4,000,000 7.375%,  9/18/2037 5,306,560
3,000,000 6.125%,  1/18/2041 3,598,470
4,605,000 5.625%,  2/26/2044 5,221,748
Total 28,348,461
Costa Rica (0.9%)
Costa Rica Government
International Bond
2,500,000 4.375%,  4/30/2025 2,537,500
3,000,000 6.125%,  2/19/2031 3,127,500
4,500,000 7.000%,  4/4/2044 4,612,500
Total 10,277,500
Dominican Republic (4.1%)
Dominican Republic Government
International Bond
5,000,000 5.875%,  1/30/2060
b
4,987,500
3,000,000 6.875%,  1/29/2026
b
3,502,500
4,000,000 5.950%,  1/25/2027
b
4,540,000
5,000,000 4.500%,  1/30/2030
b
5,187,500
5,500,000 4.875%,  9/23/2032
b
5,755,750
2,000,000 5.300%,  1/21/2041
b
2,033,000
3,300,000 7.450%,  4/30/2044
b
3,984,750
4,900,000 6.850%,  1/27/2045 5,573,750
1,000,000 6.500%,  2/15/2048
b
1,100,000
8,000,000 6.400%,  6/5/2049
b
8,720,000
Total 45,384,750
Ecuador (1.6%)
Ecuador Government International
Bond
4,000,000 0.500%,  7/31/2030
a
3,340,000

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Ecuador (1.6%) - continued
$ 21,000,000 0.500%,  7/31/2035
a
$ 14,280,000
Total 17,620,000
Egypt (4.7%)
Egypt Government International
Bond
4,000,000 7.500%,  2/16/2061
b
3,705,000
2,000,000 8.875%,  5/29/2050
b
2,101,716
500,000 8.150%,  11/20/2059
b
493,750
4,000,000 6.125%,  1/31/2022 4,100,000
7,800,000 7.600%,  3/1/2029 8,454,810
4,000,000 5.875%,  2/16/2031
b
3,855,120
11,000,000 7.053%,  1/15/2032
b
11,253,000
5,000,000 7.625%,  5/29/2032 5,308,500
2,000,000 6.875%,  4/30/2040 1,946,960
5,000,000 8.500%,  1/31/2047 5,153,800
6,000,000 7.903%,  2/21/2048 5,892,720
Total 52,265,376
El Salvador (0.9%)
El Salvador Government
International Bond
4,700,000 8.625%,  2/28/2029 5,259,300
5,000,000 7.625%,  2/1/2041 5,126,500
Total 10,385,800
Ghana (2.1%)
Ghana Government International
Bond
5,000,000 7.750%,  4/7/2029
b
5,108,750
2,000,000 10.750%,  10/14/2030 2,524,400
3,300,000 8.125%,  3/26/2032 3,322,018
5,000,000 8.625%,  4/7/2034
b
5,156,300
7,000,000 7.875%,  2/11/2035
b
6,884,920
Total 22,996,388
Guatemala (1.3%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
b
1,200,000
4,590,000 4.500%,  5/3/2026 5,037,525
3,700,000 4.375%,  6/5/2027 4,023,750
3,700,000 5.375%,  4/24/2032
b
4,264,250
Total 14,525,525
Honduras (0.2%)
Honduras Government International
Bond
2,000,000 5.625%,  6/24/2030
b
2,100,000
Total 2,100,000
Indonesia (5.4%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
b
4,789,593
4,000,000 3.375%,  4/15/2023
b
4,205,960
2,397,000 5.875%,  1/15/2024
b
2,714,291
5,000,000 4.125%,  1/15/2025 5,497,813
6,100,000 4.750%,  1/8/2026
b
6,949,829
2,000,000 6.625%,  2/17/2037
b
2,687,513
2,000,000 7.750%,  1/17/2038
b
2,968,255
Principal
Amount Long-Term Fixed Income (95.2%) Value
Indonesia (5.4%) - continued
$ 726,000 6.750%,  1/15/2044
b
$ 1,043,785
3,700,000 5.125%,  1/15/2045
b
4,452,785
1,200,000 5.250%,  1/8/2047
b
1,476,264
1,500,000 4.350%,  1/11/2048 1,652,974
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,914,883
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 1,012,200
2,000,000 3.375%,  2/5/2030 2,020,000
6,300,000 5.250%,  10/24/2042 6,994,071
Perusahaan Penerbit SBSN
Indonesia III
1,000,000 3.750%,  3/1/2023
b,c
1,052,450
2,500,000 4.350%,  9/10/2024
b
2,762,925
1,500,000 4.150%,  3/29/2027
b
1,669,185
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 4,399,911
Total 60,264,687
Israel (0.1%)
Israel Government International
Bond
800,000 3.875%,  7/3/2050 891,600
Total 891,600
Ivory Coast (1.6%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 17,471,685
Total 17,471,685
Jersey (0.7%)
Galaxy Pipeline Assets Bidco, Ltd.
6,500,000 2.625%,  3/31/2036
b
6,297,170
2,000,000 2.940%,  9/30/2040
b
1,955,278
Total 8,252,448
Kazakhstan (1.2%)
Kazakhstan Government
International Bond
4,700,000 6.500%,  7/21/2045 6,791,500
KazMunayGas National Company
JSC
5,000,000 3.500%,  4/14/2033 5,175,900
1,700,000 5.750%,  4/19/2047 2,041,734
Total 14,009,134
Kenya (0.3%)
Kenya Government International
Bond
3,000,000 8.000%,  5/22/2032 3,284,892
Total 3,284,892
Malaysia (1.1%)
Petronas Capital, Ltd.
5,000,000 4.550%,  4/21/2050 5,906,404
6,400,000 3.500%,  4/21/2030 6,901,504
Total 12,807,908

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Mexico (5.7%)
Comision Federal de Electricidad
$ 3,000,000 4.677%,  2/9/2051
b
$ 2,788,500
Mexico Government International
Bond
4,560,000 4.500%,  1/31/2050 4,648,783
5,781,000 4.150%,  3/28/2027 6,474,720
3,885,000 3.750%,  1/11/2028 4,207,028
4,000,000 6.050%,  1/11/2040 4,883,920
2,000,000 4.600%,  2/10/2048 2,060,060
Petroleos Mexicanos
8,300,000 7.690%,  1/23/2050 7,988,750
4,000,000 4.250%,  1/15/2025
c
4,049,200
5,700,000 6.840%,  1/23/2030 5,856,750
8,200,000 5.950%,  1/28/2031 7,916,280
7,100,000 6.625%,  6/15/2035 6,861,440
Total Play Telecomunicaciones SA
de CV
6,000,000 7.500%,  11/12/2025
b,c
6,000,000
Total 63,735,431
Mongolia (0.3%)
Mongolia Government International
Bond
3,700,000 5.125%,  4/7/2026 3,964,284
Total 3,964,284
Morocco (0.7%)
Morocco Government International
Bond
8,000,000 2.375%,  12/15/2027
b
7,780,800
Total 7,780,800
Netherlands (0.6%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
b
3,037,560
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
b
3,255,000
Total 6,292,560
Nigeria (2.1%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,145,000
2,800,000 7.143%,  2/23/2030 2,965,200
12,600,000 7.875%,  2/16/2032 13,564,908
5,000,000 7.696%,  2/23/2038 5,130,500
Total 23,805,608
Oman (3.5%)
Oman Government International
Bond
1,000,000 3.625%,  6/15/2021
b
1,001,342
3,000,000 4.125%,  1/17/2023
b
3,089,010
2,000,000 5.932%,  10/31/2025
b
2,209,120
5,000,000 4.750%,  6/15/2026
b
5,187,500
4,000,000 5.625%,  1/17/2028
b
4,200,442
9,500,000 7.375%,  10/28/2032
b
10,841,970
7,500,000 6.750%,  1/17/2048
b
7,477,500
Principal
Amount Long-Term Fixed Income (95.2%) Value
Oman (3.5%) - continued
OQ SAOC
$ 4,500,000 5.125%,  5/6/2028
b,d
$ 4,556,250
Total 38,563,134
Pakistan (0.9%)
Pakistan Government International
Bond
3,000,000 6.000%,  4/8/2026
b
3,082,080
4,000,000 6.875%,  12/5/2027 4,180,000
3,000,000 7.375%,  4/8/2031
b
3,150,000
Total 10,412,080
Panama (2.6%)
Panama Bonos del Tesoro
4,000,000 4.950%,  5/24/2024 4,458,861
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 5,305,104
1,000,000 9.375%,  1/16/2023 1,140,000
3,000,000 3.750%,  3/16/2025 3,262,500
7,000,000 3.875%,  3/17/2028 7,700,000
5,079,000 6.700%,  1/26/2036 6,810,990
Total 28,677,455
Paraguay (1.7%)
Paraguay Government International
Bond
7,800,000 5.400%,  3/30/2050 8,786,778
4,500,000 4.700%,  3/27/2027 5,004,000
4,500,000 4.950%,  4/28/2031 5,055,795
Total 18,846,573
Peru (2.7%)
Peru Government International
Bond
3,700,000 3.550%,  3/10/2051 3,650,420
1,000,000 7.350%,  7/21/2025 1,226,250
7,000,000 2.783%,  1/23/2031 7,000,000
5,000,000 8.750%,  11/21/2033 7,718,750
5,000,000 3.300%,  3/11/2041 4,892,450
Petroleos del Peru SA
5,000,000 5.625%,  6/19/2047
b
5,150,000
Total 29,637,870
Philippines (1.9%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,289,140
3,000,000 3.750%,  1/14/2029 3,364,380
5,025,000 7.750%,  1/14/2031 7,360,101
2,625,000 6.375%,  10/23/2034 3,660,616
3,720,000 3.950%,  1/20/2040 4,059,596
Total 21,733,833
Qatar (4.1%)
Qatar Government International
Bond
5,700,000 4.400%,  4/16/2050
b
6,626,934
6,000,000 4.500%,  1/20/2022
b
6,179,400
3,000,000 3.875%,  4/23/2023
b
3,195,000
6,000,000 3.375%,  3/14/2024
b
6,442,200

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Qatar (4.1%) - continued
$ 3,000,000 3.250%,  6/2/2026
b
$ 3,270,300
1,000,000 4.000%,  3/14/2029
b
1,136,000
6,000,000 3.750%,  4/16/2030
b
6,718,200
2,000,000 5.750%,  1/20/2042
b
2,716,600
8,000,000 4.817%,  3/14/2049
b
9,821,280
Total 46,105,914
Romania (1.3%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 3,080,253
7,200,000 4.875%,  1/22/2024 7,987,032
3,000,000 3.000%,  2/14/2031 3,049,740
Total 14,117,025
Russian Federation (2.9%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
b
2,063,220
7,600,000 4.750%,  5/27/2026 8,573,864
4,000,000 4.250%,  6/23/2027
b
4,427,024
2,000,000 12.750%,  6/24/2028
b
3,330,048
2,400,000 4.375%,  3/21/2029 2,686,344
675,000 7.500%,  3/31/2030
b
779,476
2,600,000 5.100%,  3/28/2035
b
3,059,446
6,000,000 5.250%,  6/23/2047
b
7,380,000
Total 32,299,422
Saudi Arabia (4.5%)
Saudi Arabia Government
International Bond
13,000,000 3.750%,  1/21/2055 12,875,330
2,500,000 2.375%,  10/26/2021
b
2,522,800
3,000,000 2.875%,  3/4/2023
b
3,119,700
8,300,000 3.250%,  10/26/2026
b
8,920,359
6,000,000 3.625%,  3/4/2028
b
6,566,568
3,800,000 4.375%,  4/16/2029
b
4,343,925
7,000,000 2.250%,  2/2/2033
b
6,598,900
Saudi Arabian Oil Company
1,500,000 1.625%,  11/24/2025
b
1,519,603
3,500,000 2.250%,  11/24/2030
b
3,384,418
Total 49,851,603
Senegal (0.9%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,879,458
4,700,000 6.250%,  5/23/2033 4,923,250
Total 9,802,708
South Africa (2.5%)
Eskom Holdings SOC, Ltd.
4,500,000 6.350%,  8/10/2028
b
4,882,500
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,342,503
2,000,000 4.665%,  1/17/2024 2,135,000
1,500,000 4.850%,  9/27/2027 1,580,295
4,500,000 5.875%,  6/22/2030
c
4,962,150
4,500,000 6.250%,  3/8/2041 4,723,200
Principal
Amount Long-Term Fixed Income (95.2%) Value
South Africa (2.5%) - continued
$ 5,200,000 5.650%,  9/27/2047 $ 4,998,604
Total 27,624,252
Supranational (0.4%)
Africa Finance Corporation
5,000,000 2.875%,  4/28/2028
b
4,962,500
Total 4,962,500
Trinidad and Tobago (0.3%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
3,000,000 8.875%,  10/18/2029
b
3,145,230
Total 3,145,230
Turkey (3.8%)
Hazine Mustesarligi Varlik Kiralama
AS
3,000,000 5.800%,  2/21/2022
b
3,040,188
Turkey Government International
Bond
3,000,000 6.250%,  9/26/2022
c
3,090,000
5,000,000 7.250%,  12/23/2023 5,292,500
8,000,000 5.750%,  3/22/2024 8,128,800
6,000,000 6.375%,  10/14/2025 6,150,000
4,000,000 4.750%,  1/26/2026 3,847,264
1,000,000 5.125%,  2/17/2028 939,900
4,139,000 6.875%,  3/17/2036 4,054,150
5,935,000 6.750%,  5/30/2040 5,650,595
3,000,000 5.750%,  5/11/2047 2,468,004
Total 42,661,401
Ukraine (1.8%)
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2024 2,145,000
4,900,000 9.750%,  11/1/2028 5,663,244
2,500,000 6.876%,  5/21/2029
b
2,501,000
9,500,000 7.375%,  9/25/2032 9,595,000
Total 19,904,244
United Arab Emirates (2.9%)
Abu Dhabi Government
International Bond
7,200,000 3.875%,  4/16/2050
b
7,974,864
3,000,000 2.500%,  10/11/2022
b
3,090,600
3,000,000 3.125%,  5/3/2026
b
3,261,330
11,500,000 2.500%,  9/30/2029
b
11,865,700
Finance Department Government
of Sharjah
7,000,000 4.000%,  7/28/2050
b
6,115,620
Total 32,308,114
United Kingdom (0.8%)
Gazprom PJSC
5,000,000 3.250%,  2/25/2030
b
4,944,000
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
b
3,990,436
Total 8,934,436

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.2%) Value
Uruguay (2.5%)
Uruguay Government International
Bond
$ 4,000,000 4.975%,  4/20/2055 $ 4,962,960
4,000,000 5.100%,  6/18/2050 5,014,720
15,240,312 4.375%,  1/23/2031 17,719,149
Total 27,696,829
Vietnam (1.5%)
Vietnam Government International
Bond
14,600,000 4.800%,  11/19/2024 16,297,250
Total 16,297,250
Virgin Islands, British (2.8%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 5,438,346
Sinopec Group Overseas
Development 2018, Ltd.
9,700,000 2.300%,  1/8/2031 9,385,117
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 13,210,972
3,000,000 3.500%,  5/4/2027 3,298,399
Total 31,332,834
Total Long-Term Fixed Income
(cost $1,029,788,591) 1,061,749,897
Shares
Collateral Held for Securities
Loaned ( 1.1% )
12,079,778 Thrivent Cash Management Trust 12,079,778
Total Collateral Held for
Securities Loaned
(cost $12,079,778) 12,079,778
Shares
Registered Investment
Companies ( 0.9% ) Value
Unaffiliated  (0.9%)
88,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 9,780,320
Total 9,780,320
Total Registered Investment
Companies (cost $8,571,298) 9,780,320
Shares Short-Term Investments ( 3.5% )
Thrivent Core Short-Term Reserve
Fund
3,887,404 0.180% 38,874,042
Total Short-Term Investments
(cost $38,874,042) 38,874,042
Total Investments (cost
$1,089,313,709) 100.7% $1,122,484,037
Other Assets and Liabilities,
Net (0.7%) (7,394,179)
Total Net Assets 100.0% $1,115,089,858
a Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2021.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $387,164,665 or 34.7%
of total net assets.
c All or a portion of the security is on loan.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of April 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 11,612,810
Total lending $11,612,810
Gross amount payable upon return of
collateral for securities loaned $12,079,778
Net amounts due to counterparty
$466,968
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 43,241,965
Gross unrealized depreciation (10,768,223)
Net unrealized appreciation (depreciation) $ 32,473,742
Cost for federal income tax purposes $ 1,090,010,295

Emerging Markets Debt Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 4,957,742 – 4,957,742 –
Capital Goods 6,297,170 – 6,297,170 –
Communications Services 12,400,230 – 12,400,230 –
Energy 105,903,780 – 105,903,780 –
Financials 1,063,125 – 1,063,125 –
Foreign Government 918,807,879 – 918,807,879 –
Utilities 12,319,971 – 12,319,971 –
Registered Investment Companies
Unaffiliated 9,780,320 9,780,320 – –
Subtotal Investments in Securities $1,071,530,217 $9,780,320 $1,061,749,897 $–
Other Investments  * Total
Affiliated Short-Term Investments 38,874,042
Collateral Held for Securities Loaned 12,079,778
Subtotal Other Investments $50,953,820
Total Investments at Value $1,122,484,037
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $32,552 $186,370 $180,048 $38,874 3,887 3.5%
Total Affiliated Short-Term Investments 32,552 38,874 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,981 96,693 91,594 12,080 12,080 1.1
Total Collateral Held for Securities Loaned 6,981 12,080 1.1
Total Value $39,533 $50,954
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $(8) $8 $– $40
Total Income/Non Income Cash from Affiliated Investments $40
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 8
Total Affiliated Income from Securities Loaned, Net $8
Total $(8) $8 $0

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Argentina (<0.1%)
20,118 Telecom Argentina SA ADR
a
$ 93,146
Total 93,146
Bermuda (0.4%)
962,000 Luye Pharma Group, Ltd.
b
582,224
221,000 Nine Dragons Paper (Holdings),
Ltd. 302,831
162,000 Road King Infrastructure, Ltd. 215,273
730,200 Shanghai Industrial Urban
Development Group, Ltd. 75,069
1,974,000 Yuexiu Transport Infrastructure, Ltd. 1,212,513
Total 2,387,910
Brazil (4.5%)
143,300 Ambev SA 395,179
94,900 Atacadao SA 379,457
20,200 Azul SA
c
143,578
101,600 B3 SA - Brasil Bolsa Balcao 964,181
125,300 Banco ABC Brasil SA 341,619
332,094 Banco Bradesco SA ADR 1,444,609
126,400 Banco do Brasil SA 686,444
4,100 Banco Inter SA 177,366
37,746 Banco Santander Brasil SA ADR
a
269,507
59,700 BB Seguridade Participacoes SA 245,084
35,500 BRF SA
c
136,261
70,100 CCR SA 156,020
64,794 Centrais Eletricas Brasileiras SA
ADR
a
455,502
17,200 Cia Brasileira de Distribuicao 128,841
35,560 Companhia Siderurgica Nacional
SA ADR 320,751
168,800 EDP - Energias do Brasil SA 583,585
30,000 Enauta Participacoes SA
c
83,615
90,400 ENGIE Brasil Energia SA 679,824
121,644 Gerdau SA ADR 746,894
311,441 Itau Unibanco Holding SA ADR 1,557,205
681,600 Itausa SA 1,263,558
170,000 JBS SA 945,131
62,400 Klabin SA
c
320,268
10,800 Localiza Rent a Car SA 127,106
28,400 Locaweb Servicos de Internet SA
b
152,664
22,200 Lojas Americanas SA 85,006
208,500 Magazine Luiza SA 769,585
156,400 Metalurgica Gerdau SA 427,562
39,200 Natura & Company Holding SA
c
349,636
10,200 Petro Rio SA
c
171,250
146,700 Petrobras Distribuidora SA 604,943
361,900 Petroleo Brasileiro SA 1,577,635
121,175 Petroleo Brasileiro SA ADR 1,027,564
221,400 Raia Drogasil SA 1,075,199
17,200 Sendas Distribuidora SA 254,388
45,800 Smiles Fidelidade SA 180,939
39,400 Suzano SA
c
500,112
100,500 Telefonica Brasil SA 796,481
75,097 Telefonica Brasil SA ADR 595,519
146,700 TIM SA 328,128
15,048 TIM SA ADR 168,688
75,300 Usinas Siderurgicas de Minas
Gerais SA Usiminas 311,345
178,119 Vale SA ADR 3,583,754
144,400 WEG SA 923,226
Total 26,435,209
Shares Common Stock (97.4%) Value
Cayman Islands (15.7%)
816,000 3SBio, Inc.
b,c
$ 771,385
102,000 ANTA Sports Products, Ltd. 1,819,518
27,541 Baidu.com, Inc. ADR
c
5,792,699
279,000 Bizlink Holding, Inc. 2,582,026
278,000 China Medical System Holdings,
Ltd. 642,106
154,000 China Meidong Auto Holdings, Ltd. 767,939
920,000 China Resources Land, Ltd. 4,307,506
154,500 China Resources Medical Holdings
Company, Ltd. 134,086
612,000 Consun Pharmaceutical Group,
Ltd. 360,267
167,900 ENN Energy Holdings, Ltd. 2,865,143
457,000 Geely Automobile Holdings, Ltd. 1,190,344
276,000 Goodbaby International Holdings,
Ltd.
c
65,987
1,672,000 IGG, Inc. 2,818,334
10,603 JOYY, Inc. ADR 1,007,921
180,500 Kingboard Holdings, Ltd. 1,065,936
30,000 LifeTech Scientific Corporation
c
16,175
331,500 Longfor Group Holdings, Ltd.
b
2,059,102
186,600 Meituan Dianping
b,c
7,141,988
66,771 NetEase , Inc. ADR 7,482,358
191,608 New Oriental Education &
Technology Group, Inc. ADR
c
2,923,938
33,746 NIO, Inc. ADR
c
1,344,441
7,400 Noah Holdings, Ltd. ADR
c
325,970
8,960 Pinduoduo , Inc. ADR
c
1,200,013
72,418 Qudian , Inc. ADR
a,c
148,457
4,911,500 Shui On Land, Ltd. 808,136
398,200 Tencent Holdings, Ltd. 31,765,226
512,000 Tingyi (Cayman Islands) Holding
Corporation 919,957
531,000 Want Want China Holdings, Ltd. 383,765
42,500 Wuxi Biologics (Cayman), Inc.
b,c
596,606
906,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
1,412,523
223,000 Yihai International Holding, Ltd. 2,169,118
556,000 Zhongsheng Group Holdings, Ltd. 4,205,553
Total 91,094,523
Chile (0.7%)
18,336 Banco de Chile ADR
a
399,358
10,885 Banco de Credito e Inversiones SA 505,479
18,508 Banco Santander Chile SA ADR 411,618
11,766 CAP SA 209,749
197,722 Cencosud SA 410,478
36,383 Cia Cervecerias Unidas SA ADR
a
666,900
2,766,375 Colbun SA 474,861
115,369 Embotelladora Andina SA 275,140
121,678 Empresas CMPC SA 338,123
9,623 Empresas Copec SA 103,632
28,775 Enel Chile SA ADR 100,425
202,009 SMU SA 29,003
Total 3,924,766
China (19.6%)
3,265,000 Agricultural Bank of China, Ltd. 1,264,924
45,057 Aier Eye Hospital Group Company,
Ltd. 516,465
135,791 Alibaba Group Holding, Ltd. ADR
c
31,360,931
350,500 Anhui Conch Cement Company,
Ltd., Class H 2,092,014
34,533 Autohome , Inc. ADR 3,202,245

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
China (19.6%) - continued
779,000 Bank of China, Ltd. $ 309,067
36,400 Bank of Hangzhou Company, Ltd. 92,961
789,500 Bank of Jiangsu Company, Ltd. 861,504
132,000 Beijing North Star Company, Ltd. 24,256
46,082 BYD Company, Ltd., Class A 1,130,855
100,000 BYD Company, Ltd., Class H 2,079,453
2,167,000 China Cinda Asset Management
Company, Ltd. 425,957
4,051,000 China Construction Bank
Corporation 3,197,623
342,400 China International Capital
Corporation, Ltd.
b,c
857,176
28,600 China International Travel Service
Corporation, Ltd. 1,372,474
73,500 China Merchants Bank Company,
Ltd. 590,382
278,200 China Pacific Insurance (Group)
Company, Ltd. 1,001,317
40,259 China Petroleum & Chemical
Corporation ADR 1,980,340
99,000 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 381,900
130,156 China Shenhua Energy Company,
Ltd., Class A 385,472
1,334,500 China Shenhua Energy Company,
Ltd., Class H 2,779,621
491,000 China Vanke Company, Ltd., Class
H 1,716,981
1,031,000 GF Securities Company, Ltd. 1,489,989
469,700 GF Securities Company, Ltd. 1,075,055
422,400 Haitong Securities Company, Ltd. 377,744
657,682 Henan Shuanghui Investment &
Development Company, Ltd. 3,714,070
389,361 Huadong Medicine Company, Ltd. 3,151,653
3,285,100 Industrial and Commercial Bank of
China, Ltd., Class A 2,602,228
4,078,000 Industrial and Commercial Bank of
China, Ltd., Class H 2,646,182
792,681 Industrial Bank Company, Ltd. 2,657,941
71,816 JD.com, Inc. ADR
c
5,555,686
149,100 Jiangsu Hengrui Medicine
Company, Ltd. 1,931,352
327,000 Jiangxi Copper Company, Ltd. 793,744
115,400 Kingfa Science & Technology
Company, Ltd. 404,390
14,600 Kweichow Moutai Company, Ltd. 4,510,546
62,000 Lenovo Group, Ltd. 84,714
24,700 Lepu Medical Technology (Beijing)
Company, Ltd. 122,183
67,000 Luxshare Precision Industry
Company, Ltd. 380,748
1,559,500 Metallurgical Corporation of China,
Ltd. 739,967
373,400 Oceanwide Holdings Company,
Ltd. 158,314
82,200 Offcn Education Technology
Company, Ltd. 322,721
200,000 Perfect World Company, Ltd. 656,469
3,962 PetroChina Company, Ltd. ADR
a
142,751
86,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 971,094
539,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 5,876,326
2,267,000 Postal Savings Bank of China
Company, Ltd.
b
1,470,302
Shares Common Stock (97.4%) Value
China (19.6%) - continued
400,182 S. F. Holding Company, Ltd. $ 3,958,609
198,800 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 490,779
23,000 Shanghai Haohai Biological
Technology Company, Ltd.
b
211,700
55,700 Shenzhou International Group
Holdings, Ltd. 1,225,344
88,500 Suning.Com Company, Ltd. 90,927
870,000 Tong Ren Tang Technologies
Company, Ltd. 687,495
6,000 Tsingtao Brewery Company, Ltd. 54,340
121,750 Vipshop Holdings, Ltd. ADR
c
3,746,248
80,900 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. 275,519
21,678 WuXi AppTec Company, Ltd. 529,470
252,800 YiChang HEC ChangJiang
Pharmaceutical Company, Ltd.
b
234,301
39,000 Yunnan Baiyao Group Company,
Ltd. 646,428
1,906,000 Zijin Mining Group Company, Ltd. 2,662,993
Total 114,274,240
Colombia (0.1%)
22,138 Bancolombia SA ADR 662,590
25,052 Interconexion Electrica SA 142,704
Total 805,294
Cyprus (<0.1%)
4,912 Ros Agro plc GDR 58,549
2,460 TCS Group Holding plc GDR 142,187
Total 200,736
Czech Republic (0.5%)
45,398 CEZ AS 1,264,402
26,994 Komercni Banka AS
c
817,127
98,890 Moneta Money Bank AS
b
367,259
259 Philip Morris CR 175,327
Total 2,624,115
Egypt (0.3%)
227,297 Commercial International Bank
Egypt SAE GDR
c
830,771
805,684 EFG Hermes Holding Company
c
721,900
Total 1,552,671
Greece (0.4%)
46,424 Hellenic Telecommnications
Organization SA 787,244
81,214 Mytilineos SA 1,508,907
3,346 Sarantis SA 35,883
Total 2,332,034
Hong Kong (0.7%)
575,440 CSPC Pharmaceutical Group, Ltd. 710,288
399,000 Far East Horizon, Ltd. 457,160
481,000 Hang Lung Group, Ltd. 1,261,807
456,000 Shanghai Industrial Holdings, Ltd. 704,418
5,256,000 Yuexiu Property Company, Ltd. 1,215,101
Total 4,348,774

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Hungary (0.2%)
9,317 OTP Bank Nyrt
c
$ 418,844
16,063 Richter Gedeon Nyrt 459,411
Total 878,255
India (10.0%)
34,025 ACC, Ltd. 863,123
82,564 Adani Ports and Special Economic
Zone, Ltd.
c
812,018
180,636 Aditya Birla Capital, Ltd.
c
278,704
257,070 Amara Raja Batteries, Ltd. 2,808,340
384,802 Ambuja Cements, Ltd. 1,602,136
30,456 APL Apollo Tubes, Ltd.
c
534,840
16,855 Apollo Hospitals Enterprise, Ltd. 726,224
30,997 Aurobindo Pharma, Ltd. 410,062
82,232 Bajaj Auto, Ltd.
c
4,250,217
1,120 Blue Dart Express, Ltd.
c
79,143
293,613 Cipla , Ltd.
c
3,604,776
6,942 Colgate-Palmolive (India), Ltd. 138,733
36,857 Cummins India, Ltd. 416,048
35,919 Cyient , Ltd. 356,852
5,366 Dixon Technologies, Ltd.
c
303,812
6,404 Dr. Lal PathLabs , Ltd.
b
253,146
7,117 Endurance Technologies, Ltd.
b,c
123,805
105,333 Exide Industries, Ltd. 252,499
167,238 Glenmark Pharmaceuticals, Ltd. 1,300,435
35,635 Graphite India, Ltd.
c
351,399
20,136 Gujarat Gas, Ltd. 144,024
334,893 HCL Technologies, Ltd. 4,057,714
127,341 Heidelberg Cement India, Ltd. 406,903
62,943 Hero Motocorp , Ltd. 2,393,480
21,342 Housing Development Finance
Corporation 695,009
401,226 Infosys, Ltd. ADR 7,254,166
228,509 Jindal Saw, Ltd. 263,182
6,065 JK Cement, Ltd.
c
229,469
85,190 JSW Steel, Ltd. 823,072
19,327 Jubilant FoodWorks , Ltd.
c
752,920
656 Jubilant Pharmova , Ltd.
c
7,047
11,609 Kalpataru Power Transmission, Ltd. 57,643
5,154 L&T Technology Services, Ltd.
b
189,574
38,541 Laurus Labs, Ltd.
b
235,174
20,261 Mahanagar Gas, Ltd. 307,289
28,127 Marico, Ltd. 156,087
284,631 Motherson Sumi Systems, Ltd.
c
823,327
2,021,991 Oil and Natural Gas Corporation,
Ltd. 2,937,760
21,911 Persistent Systems, Ltd. 601,704
63,102 Piramal Enterprises, Ltd. 1,428,338
76,119 PNB Housing Finance, Ltd.
b,c
381,980
24,141 Polycab India, Ltd.
c
477,232
727,586 Power Grid Corporation of India,
Ltd. 2,158,745
16,754 Prestige Estates Projects, Ltd.
c
61,358
80,156 Reliance Industries, Ltd. 2,153,489
7,480 Supreme Industries, Ltd. 206,816
70,244 Tata Consultancy Services, Ltd. 2,874,636
54,909 Tata Elxsi , Ltd. 2,576,243
27,404 Tech Mahindra, Ltd. 354,617
513,752 Wipro, Ltd. ADR 3,678,464
Total 58,153,774
Indonesia (0.3%)
4,114,900 Mitra Adiperkasa Tbk PT
c
227,825
Shares Common Stock (97.4%) Value
Indonesia (0.3%) - continued
190,500 PT Charoen Pokphand Indonesia
Tbk $ 92,877
458,700 PT Japfa Comfeed Indonesia Tbk 66,881
57,310 Telekomunikasi Indonesia Persero
Tbk PT ADR 1,264,259
Total 1,651,842
Luxembourg (0.1%)
26,789 Allegro.eu SA
b,c
410,715
Total 410,715
Malaysia (0.4%)
26,100 AEON Credit Service (M) Berhad 78,949
337,132 Berjaya Sports Toto Berhad 167,891
174,400 Bursa Malaysia Berhad 358,862
552,600 Mah Sing Group Berhad 138,638
839,500 Public Bank Berhad 849,933
71,700 TIME dotCom Berhad 242,849
721,400 V.S. Industry Berhad 488,516
229,300 Yinson Holdings Berhad 291,959
Total 2,617,597
Mexico (1.5%)
78,996 America Movil SAB de CV ADR 1,101,204
2,586 Coca-Cola FEMSA SAB de CV ADR 121,464
115,520 Corporacion Inmobiliaria Vesta ,
SAB de CV 226,170
93,200 Fibra Uno Administracion SA de CV 115,022
6,537 Fomento Economico Mexicano SAB
de CV ADR 506,618
10,970 Grupo Aeroportuario del Sureste ,
SAB de CV
c
185,770
267,800 Grupo Financiero Banorte SAB de
CV ADR 1,520,578
92,700 Grupo Financiero Inbursa , SAB de
CV
c
86,490
299,600 Grupo Mexico, SAB de CV 1,358,901
10,380 Industrias Penoles , SAB de CV
c
133,346
136,100 Megacable Holdings SAB de CV 498,324
20,000 Regional SA
c
102,039
867,100 Wal-Mart de Mexico, SAB de CV 2,843,533
Total 8,799,459
Netherlands (0.1%)
12,621 Yandex NV
c
831,012
Total 831,012
Peru (0.1%)
31,315 Cia de Minas Buenaventura SA
ADR
c
304,382
Total 304,382
Philippines (0.3%)
9,180 Globe Telecom, Inc. 349,469
115,330 Jollibee Foods Corporation 421,559
62,230 Manila Electric Company 352,572
452,240 Puregold Price Club, Inc. 350,215
Total 1,473,815
Poland (0.8%)
98,296 Asseco Poland SA 1,823,776
1,789 Bank Handlowy w Warszawie SA
c
19,146

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Poland (0.8%) - continued
20,840 Bank Pekao SA
c
$ 439,643
10,471 CCC Spolka Akcyjna
c
283,087
9,730 CD Projekt SA
c
445,445
33,654 Cyfrowy Polsat SA 261,976
15,029 Jastrzebska Spolka Weglowa SA
c
119,758
651 KGHM Polska Miedz SA
c
33,318
783 Mercator Medical Spolka Akcyjna 50,194
112,957 Powszechna Kasa Oszczednosci
Bank Polski SA
c
1,050,196
Total 4,526,539
Russian Federation (3.3%)
327,460 Alrosa PJSC 473,038
406,500 Gazprom PJSC ADR 2,464,911
24,752 Lukoil ADR 1,894,451
49,365 M.Video PJSC 446,880
21,535 Mechel PJSC ADR
c
41,347
27,349 MMC Norilsk Nickel PJSC ADR 927,419
3,538 Novatek PJSC GDR 637,139
6,227 Novolipetsk Steel OJSC GDR 218,757
690 PAO Transneft 1,299,869
88,870 PJSC Rostelecom 122,612
218,720 Rosneft Oil Company PJSC GDR 1,508,739
1,406,110 Sberbank of Russia PJSC 5,555,168
56,815 Severstal PJSC 1,339,548
2,279,100 Surgutneftegas PJSC 1,298,284
215,774 Surgutneftegas PJSC ADR 965,964
Total 19,194,126
Saudi Arabia (3.2%)
2,484 Abdullah Al Othaim Markets
Company 89,111
135,322 Al Rajhi Bank 3,562,925
30,111 Arab National Bank 182,417
68,303 Arabian Cement Company 767,685
99,759 Arriyadh Development Company 600,650
24,831 Aseer Trading, Tourism and
Manufacturing Company
c
159,837
18,293 Bank AlJazira
c
93,007
36,617 Banque Saudi Fransi 380,474
46,144 Eastern Province Cement Company 597,379
29,511 Jarir Marketing Company 1,565,967
26,344 Najran Cement Company 170,700
180,898 National Commercial Bank
c
2,739,856
7,603 National Medical Care Company 116,596
15,465 Qassim Cement Company 348,459
252,077 Riyad Bank 1,791,332
42,754 Saudi Arabian Oil Company
b
403,576
66,999 Saudi Basic Industries Corporation 2,208,089
44,670 Saudi British Bank
c
366,274
37,916 Saudi Industrial Investment Group
Company 357,485
19,581 Saudi Industrial Services Company
c
246,357
22,483 Saudi Telecom Company 760,203
20,307 Southern Province Cement
Company 456,477
39,206 United International Transportation
Company 446,925
41,285 Yanbu Cement Company 472,275
Total 18,884,056
Shares Common Stock (97.4%) Value
Singapore (<0.1%)
9,317 China Yuchai International, Ltd. $ 148,793
Total 148,793
South Africa (3.7%)
195,983 AECI, Ltd. 1,373,552
20,883 African Rainbow Minerals, Ltd. 389,815
7,320 Anglo American Platinum, Ltd. 999,624
15,096 AngloGold Ashanti, Ltd. ADR 310,676
104,875 Barloworld, Ltd.
c
691,694
3,060 Capitec Bank Holdings, Ltd.
c
313,628
14,456 Clicks Group, Ltd. 241,423
184,187 DataTec , Ltd.
c
361,960
7,537 Exxaro Resources, Ltd. 79,255
191,248 FirstRand, Ltd. 672,733
37,637 Gold Fields, Ltd. ADR 353,035
10,616 Harmony Gold Mining Company,
Ltd. ADR 48,196
55,173 Impala Platinum Holdings, Ltd. 1,030,965
64,426 Investec, Ltd. 244,950
18,186 Kumba Iron Ore, Ltd. 824,138
450,039 Momentum Metropolitan Holdings 600,155
50,423 Motus Holdings, Ltd. 317,054
30,672 Mr Price Group, Ltd. 383,703
144,787 MTN Group, Ltd.
c
916,026
32,917 Naspers, Ltd. 7,491,251
259,560 Ninety One, Ltd. 862,486
15,003 Northam Platinum, Ltd.
c
258,001
86,789 Old Mutual, Ltd. 75,545
33,204 Pick n Pay Stores, Ltd. 123,887
39,059 Sasol, Ltd.
c
657,090
37,984 Shoprite Holdings, Ltd. 378,701
192,887 Sibanye Stillwater, Ltd. 897,387
10,358 Spar Group, Ltd. 130,751
68,492 Standard Bank Group 557,026
66,447 Telkom SA SOC, Ltd. 179,651
Total 21,764,358
South Korea (12.9%)
5,032 Binggrae Company, Ltd. 280,021
44,974 Cheil Worldwide, Inc. 885,696
20,143 Chong Kun Dang Pharmaceutical
Corporation 2,506,392
17,665 Daou Technology, Inc. 420,959
6,684 DB HiTek Company, Ltd. 330,084
34,144 DongKook Pharmaceutical
Company, Ltd. 868,342
24,485 Green Cross Holdings Corporation 802,214
2,240 Hankook Tire & Technology
Company, Ltd. 96,654
9,343 Hansol Chemical Company, Ltd. 2,067,915
1,452 Hanwha Aerospace Company, Ltd. 50,153
213,253 Hanwha Life Insurance
Corporation, Ltd. 670,529
719 Hugel , Inc.
c
119,079
3,109 Hyundai Glovis Company, Ltd. 534,716
17,419 Hyundai Green Food Company,
Ltd. 152,032
1,143 Hyundai Home Shopping Network
Corporation 80,828
2,256 Hyundai Motor Company 428,983
2,451 IS Dongseo Company, Ltd. 146,840
63,977 JB Financial Group Corporation,
Ltd. 419,741
35,967 Kia Corporation 2,494,758

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
South Korea (12.9%) - continued
1,976 Korea Electric Terminal Company,
Ltd. $ 131,577
5,305 Korea Investment Holdings
Company, Ltd. 532,558
55 Korea Petrochemical Industrial
Company, Ltd. 15,468
1,911 Korea Zinc Company, Ltd. 764,432
4,757 LG Chem , Ltd. 3,971,087
2,493 LG Electronics, Inc. 350,247
26,278 LG International Corporation 725,629
1,433 Lotte Shopping Company, Ltd. 159,281
21,212 LS Electric Company, Ltd. 1,081,487
24,880 Meritz Fire & Marine Insurance
Company, Ltd. 445,981
3,601 NAVER Corporation 1,159,601
5,138 NCSoft Corporation 3,822,043
7,874 Poongsan Corporation 264,647
16,038 POSCO 5,241,455
145 S-1 Corporation 10,624
8,149 Samsung Electro-Mechanics
Company, Ltd. 1,302,295
370,071 Samsung Electronics Company,
Ltd. 26,972,802
115 Samsung SDI Company, Ltd. 67,123
75,634 Samsung Securities Corporation,
Ltd. 2,890,118
3,137 Sebang Global Battery Company,
Ltd. 242,733
20,022 Sillicon Works Company, Ltd. 1,712,475
8,848 SK Holdings Company, Ltd. 2,186,691
61,037 SK Hynix, Inc. 6,963,183
959 Taekwang Industrial Corporation,
Ltd. 897,524
1,112 UNID Company, Ltd. 85,563
Total 75,352,560
Taiwan (14.9%)
1,248,000 Capital Securities Corporation 859,674
9,867,000 China Development Financial
Holding Corporation 4,596,292
357,000 Chipbond Technology Corporation 985,141
1,909,000 CTBC Financial Holding Company,
Ltd. 1,553,624
595,000 Delta Electronics, Inc. 6,374,187
115,000 Feng Hsin Iron & Steel Company,
Ltd. 362,963
1,492,000 Fubon Financial Holding Company,
Ltd. 3,418,817
224,000 Giga-Byte Technology Company,
Ltd. 979,780
101,000 Greatek Electronics, Inc. 264,453
27,000 Holtek Semiconductor, Inc. 98,011
56,000 Hon Hai Precision Industry
Company, Ltd. 230,219
185,000 Huaku Development Company, Ltd. 626,663
1,423,006 IBF Financial Holdings Company,
Ltd. 901,278
1,577,000 King Yuan Electronics Company,
Ltd. 2,781,577
288,415 Makalot Industrial Company, Ltd. 2,529,685
6,000 MediaTek , Inc. 251,536
126,000 Namchow Holdings Company, Ltd. 261,889
89,000 Nantex Industry Company, Ltd. 435,792
35,000 Novatek Microelectronics
Corporation 772,196
Shares Common Stock (97.4%) Value
Taiwan (14.9%) - continued
60,000 Phison Electronics Corporation $ 1,284,228
108,000 President Securities Corporation 115,303
177,000 SerComm Corporation 467,923
135,000 Shinkong Synthetic Fibers
Corporation 116,764
925,000 Sigurd Microelectronics
Corporation 1,800,898
23,000 Simplo Technology Company, Ltd. 306,261
158,000 Sinbon Electronics Company, Ltd. 1,463,884
80,000 Sitronix Technology Corporation 891,695
64,000 Sunonwealth Electric Machine
Industry Company, Ltd. 120,829
192,000 Syncmold Enterprise Corporation 616,430
213,000 Systex Corporation 697,573
2,128,062 Taichung Commercial Bank
Company, Ltd. 910,405
28,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 78,696
95,000 Taiwan Paiho , Ltd. 327,979
1,985,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 41,803,354
492,000 Topco Scientific Company, Ltd. 2,396,737
34,000 Transcend Information, Inc. 97,861
53,000 Tripod Technology Corporation 263,228
1,033,000 Tung Ho Steel Enterprise
Corporation 2,188,456
689,000 United Microelectronics
Corporation 1,374,218
19,000 Universal Vision Biotechnology
Company, Ltd. 209,435
329,000 USI Corporation 485,752
116,000 Wah Lee Industrial Corporation 341,600
Total 86,643,286
Thailand (1.2%)
101,400 Advanced Info Service Public
Company, Ltd. NVDR 556,420
25,600 AEON Thana Sinsap (Thailand)
Public Company, Ltd. NVDR 182,271
1,061,500 AP (Thailand) Public Company, Ltd.
NVDR 293,002
222,800 Bangkok Bank Public Company,
Ltd. NVDR 867,900
345,100 Com7 Public Company, Ltd. NVDR 815,469
517,500 Eastern Polymer Group Public
Company, Ltd. NVDR 199,169
533,500 Intouch Holdings Public Company,
Ltd. NVDR 1,091,223
451,400 Kasikornbank pcl NVDR 1,910,646
672,500 Ratchthani Leasing Public
Company, Ltd. NVDR 94,518
804,400 Thai Vegetable Oil Public
Company, Ltd. NVDR 916,224
Total 6,926,842
Turkey (0.4%)
128,197 Anadolu Efes Biracilik ve Malt
Sanayii AS 361,112
9,460 Ford Otomotiv Sanayi AS 200,884
142,297 Haci Omer Sabanci Holding AS 139,390
188,383 Is Yatirim Menkul Degerler AS 349,517
6,574 Koza Altin Isletmeleri AS
c
89,284
105,404 Koza Anadolu Metal Madencilik
Isletmeleri AS
c
174,970

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Turkey (0.4%) - continued
6,782 Otokar Otomotiv ve Savunma
Sanayi AS $ 283,445
149,905 TAV Havalimanlari Holding AS
c
390,312
13,798 Turkcell Iletisim Hizmetleri AS ADR 62,505
261,987 Turkiye Garanti Bankasi AS 228,362
27,120 Vestel Elektronik Sanayi ve Ticaret
AS
c
94,345
Total 2,374,126
United States (1.1%)
97,858 Yum China Holding, Inc. 6,157,225
Total 6,157,225
Total Common Stock
(cost $463,395,578) 567,166,180
Shares Preferred Stock ( 1.5% )
Brazil (0.1%)
52,900 Bradespar SA 692,212
Total 692,212
South Korea (1.4%)
3,730 LG Chem , Ltd. 1,487,797
99,360 Samsung Electronics Company,
Ltd. 6,523,422
Total 8,011,219
Total Preferred Stock
(cost $6,151,611) 8,703,431
Shares
Collateral Held for Securities
Loaned ( 0.3% )
1,576,607 Thrivent Cash Management Trust 1,576,607
Total Collateral Held for
Securities Loaned
(cost $1,576,607) 1,576,607
Shares Short-Term Investments ( 1.1% )
Thrivent Core Short-Term Reserve
Fund
638,487 0.180% 6,384,871
Total Short-Term Investments
(cost $6,384,871) 6,384,871
Total Investments (cost
$477,508,667) 100.3% $583,831,089
Other Assets and Liabilities,
Net (0.3%) (1,771,612)
Total Net Assets 100.0% $582,059,477
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $17,855,200 or 3.1% of
total net assets.
c Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 1,502,849
Total lending $1,502,849
Gross amount payable upon return of
collateral for securities loaned $1,576,607
Net amounts due to counterparty
$73,758
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $110,346,532
Gross unrealized depreciation (11,263,110)
Net unrealized appreciation (depreciation) $99,083,422
Cost for federal income tax purposes $484,747,667

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 64,062,354 12,023,927 52,038,427 –
Consumer Discretionary 101,527,725 52,288,482 49,239,243 –
Consumer Staples 23,078,728 1,615,733 21,462,995 –
Energy 24,236,604 3,150,655 21,085,949 –
Financials 86,972,421 5,219,314 81,753,107 –
Health Care 24,969,810 – 24,969,810 –
Industrials 30,035,066 148,793 29,886,273 –
Information Technology 139,187,149 18,515,413 120,671,736 –
Materials 52,939,970 5,388,284 47,551,686 –
Real Estate 11,080,274 – 11,080,274 –
Utilities 9,076,079 455,502 8,620,577 –
Preferred Stock
Financials 692,212 – 692,212 –
Information Technology 6,523,422 – 6,523,422 –
Materials 1,487,797 – 1,487,797 –
Subtotal Investments in Securities $575,869,611 $98,806,103 $477,063,508 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,384,871
Collateral Held for Securities Loaned 1,576,607
Subtotal Other Investments $7,961,478
Total Investments at Value $583,831,089
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $23,017 $72,070 $88,702 $6,385 638 1.1%
Total Affiliated Short-Term Investments 23,017 6,385 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   215 16,609 15,247 1,577 1,577 0.3
Total Collateral Held for Securities Loaned 215 1,577 0.3
Total Value $23,232 $7,962

Emerging Markets Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– $– $3
Total Income/Non Income Cash from Affiliated Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 10
Total Affiliated Income from Securities Loaned, Net $10
Total $– $– $0

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Australia (7.2%)
6,930 Appen , Ltd. $ 83,430
26,998 ARB Corporation, Ltd. 810,004
104,750 Aristocrat Leisure, Ltd. 2,987,715
21,660 ASX, Ltd. 1,217,051
52,827 Australia and New Zealand
Banking Group, Ltd. 1,165,591
80,509 BHP Group, Ltd. 2,930,198
17,918 Breville Group, Ltd. 358,836
148,088 Carsales.com, Ltd. 2,262,294
113,522 Commonwealth Bank of Australia 7,771,335
160,997 Computershare, Ltd. 1,750,471
24,337 Corporate Travel Management,
Ltd.
a
344,901
8,107 Credit Corporation Group, Ltd. 180,396
42,209 CSL, Ltd. 8,817,232
14,191 Domino's Pizza Enterprises, Ltd. 1,165,396
326,941 GWA Group, Ltd. 752,737
32,385 Healius , Ltd. 102,992
312,804 Humm Group, Ltd.
a
214,419
36,438 Ingenia Communities Group 148,415
59,764 National Australia Bank, Ltd. 1,223,023
30,627 Origin Energy, Ltd. 97,932
161,561 Pilbara Minerals, Ltd.
a
140,655
20,295 Pointsbet Holdings, Ltd.
a
211,619
11,996 Premier Investments, Ltd. 242,924
23,506 REA Group, Ltd. 2,859,855
12,389 Redbubble, Ltd.
a
38,974
31,913 Rio Tinto, Ltd. 2,966,154
190,135 Sandfire Resources, Ltd. 973,060
120,281 SEEK, Ltd.
a
2,866,557
9,475 Sonic Healthcare, Ltd. 261,889
263,426 Tabcorp Holdings, Ltd. 1,004,406
12,238 Technology One, Ltd. 89,282
76,735 Transurban Group 836,740
12,437 Washington H. Soul Pattinson and
Company, Ltd. 289,686
5,299 Wesfarmers, Ltd. 220,894
145,140 Westpac Banking Corporation 2,796,949
3,294 Wisetech Global, Ltd. 79,283
78,642 Woodside Petroleum, Ltd. 1,371,572
42,765 Woolworths, Ltd. 1,297,023
9,630 WorleyParsons , Ltd. 79,909
50,373 Zip Company, Ltd.
a
309,554
Total 53,321,353
Austria (0.2%)
26,875 OMV AG 1,321,140
Total 1,321,140
Belgium (0.9%)
47,739 Anheuser-Busch InBev NV 3,381,489
23,227 Groupe Bruxelles Lambert SA 2,539,961
6,120 KBC Groep NV 474,844
Total 6,396,294
Bermuda (<0.1%)
2,200 Jardine Matheson Holdings, Ltd. 147,928
170,000 Road King Infrastructure, Ltd. 225,903
Total 373,831
Canada (10.6%)
57,105 Aurora Cannabis, Inc.
a,b
508,725
35,347 Ballard Power Systems, Inc.
a
771,845
Shares Common Stock (98.9%) Value
Canada (10.6%) - continued
40,390 BCE, Inc. $ 1,909,172
81,354 BlackBerry, Ltd.
a
718,356
18,341 Canadian Apartment Properties
REIT 815,321
65,310 Canadian National Railway
Company 7,031,259
26,668 Canadian Natural Resources, Ltd. 809,489
11,676 Canadian Pacific Railway, Ltd. 4,357,400
5,118 Canadian Western Bank 140,738
30,583 Canopy Growth Corporation
a
824,819
113,185 CGI, Inc.
a
10,014,131
11,369 Choice Properties REIT 128,938
279,457 CI Financial Corporation 4,492,593
83,691 Dollarama , Inc. 3,900,110
26,999 First Quantum Minerals, Ltd. 622,285
1,977 FirstService Corporation 321,139
306 Intact Financial Corporation 40,674
3,472 Kinaxis , Inc.
a
447,830
94,827 Laurentian Bank of Canada
b
3,281,895
11,698 Lithium Americas Corporation
a
165,218
35,470 Manulife Financial Corporation 774,531
13,593 Onex Corporation 910,034
3,596 Open Text Corporation 169,334
63,666 Quebecor, Inc. 1,711,883
24,374 Restaurant Brands International,
Inc. 1,672,300
95,879 Royal Bank of Canada 9,150,686
6,812 Shopify, Inc.
a
8,055,258
41,624 Sun Life Financial, Inc. 2,245,525
46,281 Suncor Energy, Inc. 989,893
18,037 TC Energy Corporation 892,348
29,098 TELUS Corporation 603,669
52,483 Thomson Reuters Corporation 4,867,215
2,852 TMX Group, Ltd. 314,285
79,594 Toronto-Dominion Bank 5,471,824
Total 79,130,722
Cayman Islands (0.1%)
86,100 Budweiser Brewing Company
APAC, Ltd.
c
271,310
75,000 SITC International Holdings
Company, Ltd. 285,782
Total 557,092
Denmark (3.4%)
595 A.P. Moller - Maersk AS, Class B 1,480,139
38,802 Carlsberg AS 6,807,427
14,774 Danske Bank AS 280,820
3,791 DSV AS 844,598
1,557 Jyske Bank AS
a
75,831
157,316 Novo Nordisk AS 11,604,805
22,195 Orsted AS
c
3,226,374
10,703 Royal Unibrew AS 1,307,381
755 Topdanmark AS 36,712
Total 25,664,087
Finland (0.7%)
16,203 KONE Oyj 1,272,631
63,213 Neste Oil Oyj 3,822,557
Total 5,095,188
France (7.5%)
32,134 Air Liquide SA 5,411,467

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
France (7.5%) - continued
76,202 BNP Paribas SA
a
$ 4,885,923
9,133 CNP Assurances 159,744
36,163 Credit Agricole SA 559,380
109,869 Electricite de France 1,603,124
2,764 Gaztransport Et Technigaz SA 235,927
2,825 Hermes International 3,545,705
16,501 Ipsos SA 686,709
100,801 Legrand SA 9,816,272
3,102 LNA Sante 180,602
14,326 L'Oreal SA 5,866,100
4,125 LVMH Moet Hennessy Louis Vuitton
SE 3,107,585
101,662 Natixis
a
496,418
2,001 Rubis SCA 93,933
102 Sartorius Stedim Biotech 46,847
79,254 Schneider Electric SE 12,645,501
26,507 Societe Generale 754,053
137,863 Total SE 6,093,270
2,685 Valneva SE
a
45,182
Total 56,233,742
Germany (6.2%)
56,805 Allianz SE 14,747,606
68,048 Alstria Office REIT AG 1,218,391
216 Bechtle AG 43,984
2,907 CompuGroup Medical SE and
Company KGaA 266,051
22,280 Daimler AG 1,982,901
921 Delivery Hero AG
a,c
146,109
22,302 Deutsche Boerse AG 3,843,217
44,697 Deutsche Pfandbriefbank AG
a,c
514,488
148,255 Deutsche Telekom AG 2,853,189
14,410 Deutsche Wohnen AG 779,565
2,945 Encavis AG 56,558
2,058 Gerresheimer AG 221,353
20,054 K+S AG 222,511
9,438 LEG Immobilien AG 1,313,165
14,675 Merck KGaA 2,578,181
10,853 SAP SE 1,519,652
932 Sartorius Aktiengesellschaft 525,856
204 Sixt SE 28,302
2,440 Stroeer SE 207,945
39,595 Symrise AG 5,113,125
195,017 TAG Immobilien AG 6,031,141
81,478 TUI AG
a,b
486,798
2,548 Volkswagen AG 808,924
1,288 Vonovia SE 84,628
1,288 Vonovia SE, DRIP
a,d
0
5,401 Wacker Chemie AG 814,580
Total 46,408,220
Hong Kong (1.2%)
351,000 AIA Group, Ltd. 4,455,094
434,000 Galaxy Entertainment Group, Ltd.
a
3,809,707
62,000 Hysan Development Company, Ltd. 233,403
89,600 Man Wah Holdings, Ltd. 187,581
Total 8,685,785
Ireland (0.1%)
98,037 AIB Group plc
a
286,413
18,914 Bank of Ireland Group plc
a
110,833
Shares Common Stock (98.9%) Value
Ireland (0.1%) - continued
11,975 Glanbia plc $ 176,167
Total 573,413
Isle of Man (0.3%)
90,298 Entain plc
a
2,110,855
Total 2,110,855
Israel (0.3%)
3,228 Delek Group, Ltd.
a
140,946
3,404 Fiverr International, Ltd.
a
708,270
3,803 Kornit Digital, Ltd.
a
371,781
37,154 Mizrahi Tefahot Bank, Ltd.
a
1,044,281
9,638 Nano-X Imaging, Ltd.
a,b
323,355
Total 2,588,633
Italy (2.4%)
134,254 A2A SPA 262,599
25,411 Amplifon SPA
a
1,072,482
16,468 Azimut Holding SPA 394,007
91,315 BPER Banca 208,063
662,435 Enel SPA 6,577,566
142,854 Eni SPA 1,701,527
4,145 Interpump Group SPA 220,639
181,946 Mediobanca SPA
a
2,055,000
85,573 Recordati SPA 4,714,973
1,059,677 Telecom Italia SPA 580,992
Total 17,787,848
Japan (21.4%)
16,800 ABC-MART, Inc. 900,152
8,800 Advantest Corporation 831,908
55,600 Air Water, Inc. 919,665
22,200 Arcs Company, Ltd. 477,739
27,900 Asahi Group Holdings, Ltd. 1,166,585
279,100 Astellas Pharmaceutical, Inc. 4,200,753
11,500 Bandai Namco Holdings, Inc. 843,882
49,200 Canon, Inc.
b
1,169,984
29,100 Chiyoda Company, Ltd. 233,284
95,600 Chugai Pharmaceutical Company,
Ltd. 3,588,337
28,200 Dai Nippon Printing Company, Ltd. 558,788
25,500 Daiichi Sankyo Company, Ltd. 651,281
8,800 Daikin Industries, Ltd. 1,775,090
14 Daiwa Office Investment
Corporation 101,167
90,400 Denso Corporation 5,844,631
18,200 DIP Corporation 502,452
4,400 Fast Retailing Company, Ltd. 3,609,900
33,100 Fuji Soft, Inc. 1,658,057
13,300 Hanwa Company, Ltd. 395,209
6,000 Hikari Tsushin, Inc. 1,206,960
20,300 Hoya Corporation 2,307,406
51 Hulic REIT, Inc. 81,398
63,000 Inaba Denki Sangyo Company, Ltd. 1,473,318
26,600 ITOCHU Techno-Solutions
Corporation 920,410
9,800 Izumi Company, Ltd. 390,155
84 Japan Hotel REIT Investment
Corporation 48,103
284,200 Japan Post Bank Company, Ltd. 2,598,854
18,800 Japan Post Holdings Company,
Ltd. 157,985

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Japan (21.4%) - continued
128 Japan Rental Housing Investments,
Inc. $ 131,361
580 Japan Retail Fund Investment
Corporation 571,568
238,100 Japan Tobacco, Inc. 4,466,439
60,100 Kamigumi Company, Ltd. 1,170,990
59,200 Kao Corporation 3,806,181
135,200 KDDI Corporation 4,087,023
148 Kenedix Retail REIT Corporation 379,082
11,500 Kewpie Corporation 272,226
13,500 Keyence Corporation 6,480,717
76,500 Kinden Corporation 1,302,447
10,700 Kobe Bussan Company, Ltd. 285,842
8,900 KOMEDA Holdings Company, Ltd. 165,803
59,200 Kyoei Steel, Ltd. 828,327
6,300 Lintec Corporation 137,088
44,200 M3, Inc. 3,053,332
157,700 Marubeni Corporation 1,313,520
17,100 Marui Group Company, Ltd. 321,381
12,200 Ministop Company, Ltd. 159,066
11,100 MISUMI Group, Inc. 313,505
154,100 Mitsubishi Corporation 4,260,976
121,300 Mitsubishi Electric Corporation 1,869,033
328,300 Mitsubishi HC Capital, Inc. 1,886,781
448,000 Mitsubishi UFJ Financial Group,
Inc. 2,383,404
25,600 Mitsuboshi Belting, Ltd. 392,019
235,500 Mitsui & Company, Ltd. 4,969,908
248 Mori Hills REIT Investment
Corporation 359,739
12,200 MS and AD Insurance Group
Holdings, Inc. 346,122
6,800 Murata Manufacturing Company,
Ltd. 540,650
67,700 NEC Networks & System Integration
Corporation 1,164,621
79,600 NHK Spring Company, Ltd. 587,876
35,500 Nidec Corporation 4,099,148
11,200 Nihon Unisys, Ltd. 354,775
121 Nippon Building Fund, Inc. 794,122
36 Nippon REIT Investment
Corporation 139,692
202,300 Nippon Telegraph & Telephone
Corporation 5,100,567
1,600 Nissan Chemical Industries, Ltd. 82,260
486,400 Nissan Motor Company, Ltd.
a
2,441,703
1,700 Nitori Holdings Company, Ltd. 304,479
37,400 Nitto Kogyo Corporation 657,903
2,700 OBIC Company, Ltd. 520,360
18,700 Oracle Corporation Japan 1,753,220
173,600 ORIX Corporation 2,802,575
19,100 PLENUS Company, Ltd. 353,774
64,000 Recruit Holdings Company, Ltd. 2,885,600
19,900 Rinnai Corporation 1,998,248
700 Rohm Company, Ltd. 69,099
15,500 Ryoyo Electro Corporation 382,741
39,100 Sangetsu Company, Ltd. 551,454
3,400 Sankyu, Inc. 145,147
11,900 Sawai Group Holdings Company,
Ltd. 572,733
13,800 Secom Company, Ltd. 1,150,015
38,300 Sekisui House, Ltd. 775,676
48,700 Seven & I Holdings Company, Ltd. 2,102,677
20,200 Shin-Etsu Chemical Company, Ltd. 3,409,804
Shares Common Stock (98.9%) Value
Japan (21.4%) - continued
4,100 SHO-BOND Holdings Company,
Ltd. $ 171,156
192,800 SoftBank Corporation 2,485,265
39,600 SoftBank Group Corporation 3,568,381
375,400 Sojitz Corporation 1,121,374
23,600 Sony Group Corporation 2,359,503
10,100 Sugi Holdings Company, Ltd. 775,723
184,700 Sumitomo Corporation 2,509,887
323,900 Sumitomo Electric Industries, Ltd. 4,819,600
115,300 Sumitomo Mitsui Financial Group,
Inc. 4,050,341
24,100 Sundrug Company, Ltd. 821,286
1,700 Sysmex Corporation 169,802
5,700 Taikisha, Ltd. 153,686
12,800 Taisei Corporation 472,938
12,600 Taiyo Holdings Company, Ltd. 610,052
4,300 Takara Standard Company, Ltd. 60,599
64,800 Takeda Pharmaceutical Company,
Ltd. 2,164,353
13,900 Terumo Corporation 525,590
57,900 Toagosei Company, Ltd. 648,395
30,200 Tokio Marine Holdings, Inc. 1,448,298
10,000 Tokyo Electron, Ltd. 4,541,879
29,800 Toppan Forms Company, Ltd. 314,615
24,900 Toyota Motor Corporation 1,863,122
2,000 Trend Micro, Inc. 95,198
26,800 Tsubakimoto Chain Company 718,587
90,500 TV Asahi Holdings Corporation 1,658,631
6,900 Ube Industries, Ltd. 139,522
24,100 USS Company, Ltd. 437,315
17,800 Yuasa Trading Company, Ltd. 484,261
Total 159,257,611
Jersey (0.3%)
67,192 Experian plc 2,590,346
Total 2,590,346
Luxembourg (0.8%)
319,298 B&M European Value Retail SA 2,495,927
5,301 Eurofins Scientific SE
a
525,022
135,292 Tenaris SA ADR 2,892,543
Total 5,913,492
Netherlands (6.2%)
51,787 Aalberts NV 2,797,852
27,311 ABN AMRO Group NV
a,c
352,645
18,704 AerCap Holdings NV
a
1,089,508
25,122 ASML Holding NV 16,307,819
4,167 Basic-Fit NV
a,c
187,582
58,671 Euronext NV
b,c
5,901,331
58,671 Euronext NV Rights
a
687,741
17,529 Ferrari NV 3,755,027
41,411 ForFarmers BV 275,818
1,579 IMCD NV 229,350
165,483 ING Groep NV 2,114,054
48,507 Koninklijke DSM NV 8,697,352
20,440 Signify NV
c
1,160,775
44,288 Unilever NV 2,586,666
Total 46,143,520
New Zealand (0.6%)
116,385 Contact Energy, Ltd. 628,178
119,840 Meridian Energy, Ltd. 456,836

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
New Zealand (0.6%) - continued
4,371 Spark New Zealand, Ltd. $ 13,759
28,860 Xero , Ltd.
a
3,143,888
Total 4,242,661
Norway (1.3%)
328,587 DnB ASA 7,046,958
132,170 Equinor ASA 2,668,879
2,410 Orkla ASA 24,565
6,388 Yara International ASA 333,212
Total 10,073,614
Singapore (1.4%)
913,844 Ascendas REIT 2,129,549
328,900 DBS Group Holdings, Ltd. 7,371,000
58,000 Singapore Exchange, Ltd. 454,354
73,700 Singapore Press Holdings, Ltd. 101,759
72,959 Wing Tai Holdings, Ltd. 105,265
Total 10,161,927
Spain (1.4%)
367,159 Banco Bilbao Vizcaya Argentaria
SA 2,055,947
289,456 Banco de Sabadell SA
a
183,262
427,161 Banco Santander SA 1,647,805
20,915 CIA De Distribucion Integral 434,814
3,461 Enagas SA 75,348
3,518 Endesa SA 92,530
38,580 Iberdrola SA 521,371
83,828 Industria de Diseno Textil SA 2,982,672
221,046 Mediaset Espana Comunicacion
SA
a
1,407,013
6,763 Merlin Properties Socimi SA 74,748
156,654 Telefonica SA 725,988
Total 10,201,498
Supranational (0.1%)
6,583 Unibail-Rodamco-Westfield
a
542,124
Total 542,124
Sweden (4.7%)
142,228 AB Industrivarden , Class C 5,130,192
54,538 Assa Abloy AB
b
1,554,856
154,181 Atlas Copco AB, Class A
b
9,349,545
45,798 Atlas Copco AB, Class B
b
2,376,411
10,303 Boliden AB 400,761
54,585 Castellum AB 1,329,259
1,278 Cellink AB
a
73,283
47,894 Dometic Group AB
c
753,716
8,614 Evolution Gaming Group AB
c
1,700,479
6,497 Fabege AB 96,865
178,829 Granges AB
a
2,396,897
192,034 Hexpol AB
b
2,354,414
10,469 Holmen AB 493,949
201,109 Husqvarna AB 2,800,553
2,456 Intrum AB 84,465
13,288 Kinnevik AB 733,386
8,430 L E Lundbergforetagen AB 481,317
51,240 Nobina AB
a,c
452,926
628,956 SAS AB
a,b
145,248
2,075 Sinch AB
a,c
324,046
5,748 Swedish Orphan Biovitrum AB
a
97,808
Shares Common Stock (98.9%) Value
Sweden (4.7%) - continued
37,500 Thule Group AB
b,c
$ 1,700,916
Total 34,831,292
Switzerland (9.9%)
210 Bachem Holding AG 106,612
31,293 Baloise Holding AG
a
5,291,447
184 Bucher Industries AG 96,566
1 Chocoladefabriken Lindt and
Spruengli AG
a
98,868
659 EMS-CHEMIE Holding AG 615,316
1,483 Geberit AG 975,827
2,573 Kuehne & Nagel International AG 769,314
10,135 LafargeHolcim , Ltd. 625,408
284 Lindt & Spruengli AG
a
2,633,977
3,867 Lonza Group AG 2,458,308
33,615 Meyer Burger Technology AG
a
15,667
119,517 Nestle SA 14,262,048
185,028 Novartis AG 15,789,622
2,905 Partners Group Holding AG 4,138,077
38,714 PSP Swiss Property AG 4,777,166
4,124 Roche Holding AG 1,345,067
170 Siegfried Holding AG 156,343
21,532 Sika AG 6,430,802
17,725 Sonova Holding AG
a
5,248,375
6,365 Swiss Life Holding AG 3,101,229
8,260 Tecan Group AG 4,024,981
1,669 Temenos AG 245,376
566 VAT Group AG
c
161,629
1,006 Vontobel Holding AG 75,714
Total 73,443,739
United Kingdom (9.7%)
12,767 888 Holdings Public Company, Ltd. 75,217
12,311 Aston Martin Lagonda Global
Holdings plc
a,c
329,789
749,302 Auto Trader Group plc
a,c
5,898,926
53,592 Avacta Group plc
a
196,874
32,145 Barratt Developments plc 342,737
903,442 BP plc 3,782,108
100,986 British American Tobacco plc 3,746,903
170,294 BT Group plc
a
388,430
22,112 Carnival plc
a
516,901
17,685 Centamin plc 26,224
131,125 Centrica plc
a
102,636
360,331 Cineworld Group plc
a,b
481,666
5,705 Coca-Cola European Partners plc 324,158
24,325 Croda International plc 2,272,431
13,844 Dechra Pharmaceuticals plc 771,268
146,514 Diageo plc 6,577,191
71,729 easyJet plc
a
1,025,495
5,482 Genus plc 385,009
275,273 Halma plc 9,836,177
157,001 Hammerson plc 86,471
48,678 Howden Joinery Group plc 543,804
215,363 HSBC Holdings plc 1,344,659
29,641 InterContinental Hotels Group plc
a
2,106,371
46,648 Intermediate Capital Group plc 1,408,290
11,216 ITM Power plc
a
80,554
93,008 ITV plc
a
155,449
7,468 Jet2 plc
a
153,828
94,033 John Wood Group plc
a
365,576
25,684 LondonMetric Property plc 80,027
63,047 Marks and Spencer Group plc
a
137,540
93,306 Melrose Industries plc 210,049

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
United Kingdom (9.7%) - continued
194,282 Moneysupermarket.com Group plc $ 732,666
11,872 Network International Holdings
plc
a,c
68,891
3,044 Next plc
a
328,039
169,550 PageGroup plc
a
1,311,842
31,372 Paragon Banking Group plc 203,806
17,510 Playtech plc 112,495
44,913 Redde Northgate plc 225,902
299,446 RELX plc 7,769,237
26,909 Rio Tinto plc 2,253,814
376,766 Rolls-Royce Holdings plc
a
545,256
231,577 Royal Dutch Shell plc, Class A 4,357,397
373,032 Royal Dutch Shell plc, Class B 6,674,882
5,554 Spectris plc 249,484
13,966 Spirax-Sarco Engineering plc 2,279,577
18,077 SSP Group plc
a
79,985
31,333 St. James's Place plc 589,320
15,316 Tate & Lyle plc 169,434
246,395 Tritax Big Box REIT plc 647,480
127,463 Tullow Oil plc
a
95,116
81,889 Virgin Money UK plc
a
222,302
Total 72,669,683
Total Common Stock
(cost $605,757,887) 736,319,710
Shares
Collateral Held for Securities
Loaned ( 3.2% )
23,773,426 Thrivent Cash Management Trust 23,773,426
Total Collateral Held for
Securities Loaned
(cost $23,773,426) 23,773,426
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
9,816 Volkswagen AG 2,555,702
Total 2,555,702
Total Preferred Stock
(cost $2,532,117) 2,555,702
Shares or
Principal
Amount Short-Term Investments ( 0.2% )
Federal Home Loan Bank Discount
Notes
100,000 0.008%,  6/23/2021
e,f
100,000
300,000 0.015%,  7/14/2021
e,f
299,994
800,000 0.020%,  7/15/2021
e
799,984
100,000 0.010%,  7/28/2021
e,f
99,997
Thrivent Core Short-Term Reserve
Fund
27,680 0.180% 276,796
Total Short-Term Investments
(cost $1,576,750) 1,576,771
Total Investments (cost
$633,640,180) 102.6% $764,225,609
Other Assets and Liabilities,
Net (2.6%) (19,352,955)
Total Net Assets 100.0% $744,872,654
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $23,151,932 or 3.1% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of April 30, 2021:
Securities Lending Transactions
Common Stock $ 22,087,397
Total lending $22,087,397
Gross amount payable upon return of
collateral for securities loaned $23,773,426
Net amounts due to counterparty
$1,686,029
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 130,164,792
Gross unrealized depreciation (8,468,328)
Net unrealized appreciation (depreciation) $ 121,696,464
Cost for federal income tax purposes $ 642,472,723

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 39,571,450 708,270 38,863,180 –
Consumer Discretionary 81,030,038 1,672,300 79,357,738 –
Consumer Staples 65,694,727 324,158 65,370,569 –
Energy 38,682,697 2,892,543 35,790,154 –
Financials 145,931,531 – 145,931,531 –
Health Care 76,493,890 323,355 76,170,535 –
Industrials 115,956,513 1,461,289 114,495,224 –
Information Technology 80,323,271 8,773,614 71,549,657 –
Materials 53,264,296 – 53,264,296 –
Real Estate^ 25,593,690 – 25,593,690 0
Utilities 13,777,607 – 13,777,607 –
Preferred Stock
Consumer Discretionary 2,555,702 – 2,555,702 –
Short-Term Investments 1,299,975 – 1,299,975 –
Subtotal Investments in Securities $740,175,387 $16,155,529 $724,019,858 $0
Other Investments  * Total
Affiliated Short-Term Investments 276,796
Collateral Held for Securities Loaned 23,773,426
Subtotal Other Investments $24,050,222
Total Investments at Value $764,225,609
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 56,422 56,422 – –
Total Liability Derivatives $56,422 $56,422 $– $–
The following table presents International Equity Fund's futures contracts held as of April 30, 2021. Investments and/or cash totaling $499,992 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 45 June 2021 $ 5,135,347 ( $ 56,422)
Total Futures Long Contracts $ 5,135,347 ( $ 56,422)
Total Futures Contracts $ 5,135,347 ($56,422)

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2021, for International Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 56,422
Total Equity Contracts 56,422
Total Liability Derivatives $56,422
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2021, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 3,171,689
Total Equity Contracts
3,171,689
Total $3,171,689
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2021, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 464,625
Total Equity Contracts 464,625
Total $464,625
The following table presents International Equity Fund's average volume of derivative activity during the period ended April 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $15,674,467
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Portfolio
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $1,061 $46,042 $46,826 $277 28 <0.1
Total Affiliated Short-Term Investments 1,061 277 <0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,557 84,133 68,917 23,773 23,773 3.2%
Total Collateral Held for Securities Loaned 8,557 23,773 3.2
Total Value $9,618 $24,050

International Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 62
Total Affiliated Income from Securities Loaned, Net $62
Total Value $– $– $1

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99 .8% ) Value
Communications Services (7.7%)
2,731 Alphabet, Inc., Class A
a
$ 6,427,408
33,177 AMC Networks, Inc.
a
1,668,140
507,911 AT&T, Inc. 15,953,485
13,979 Cogent Communications Holdings 1,055,554
134,075 Comcast Corporation 7,528,311
34,874 Electronic Arts, Inc. 4,954,898
47,473 Match Group, Inc.
a
7,388,223
19,276 Take-Two Interactive Software,
Inc.
a
3,380,625
41,547 Telephone & Data Systems, Inc. 954,750
44,366 T-Mobile US, Inc.
a
5,862,080
351,351 Verizon Communications, Inc. 20,304,574
23,175 Walt Disney Company
a
4,311,013
16,703 WideOpenWest, Inc.
a
235,011
Total 80,024,072
Consumer Discretionary (5.1%)
4,004 AutoZone, Inc.
a
5,862,337
15,221 Dollar General Corporation 3,268,710
11,563 Domino's Pizza, Inc. 4,883,517
30,691 Home Depot, Inc. 9,933,756
14,190 Lakeland Industries, Inc.
a
400,300
12,372 Madison Square Garden Sports
Corporation
a
2,286,840
90,625 McDonald's Corporation 21,394,750
2,762 Mercadolibre, Inc.
a
4,339,047
190 NVR, Inc.
a
953,439
Total 53,322,696
Consumer Staples (13.6%)
72,163 Altria Group, Inc. 3,445,783
13,217 Church & Dwight Company, Inc. 1,133,226
37,394 Clorox Company 6,824,405
121,482 Coca-Cola Company 6,557,598
131,372 Colgate-Palmolive Company 10,601,721
22,680 Costco Wholesale Corporation 8,439,001
76,231 Hershey Company 12,524,753
83,793 Hormel Foods Corporation 3,871,237
33,555 Kellogg Company 2,094,503
87,220 Kimberly-Clark Corporation 11,628,170
175,641 Kroger Company 6,417,922
3,342 McCormick & Company, Inc. 301,983
258,647 Mondelez International, Inc. 15,728,324
44,178 Monster Beverage Corporation
a
4,287,475
134,023 PepsiCo, Inc. 19,320,756
75,775 Philip Morris International, Inc. 7,198,625
109,265 Procter & Gamble Company 14,578,136
55,004 Wal-Mart Stores, Inc. 7,695,610
Total 142,649,228
Energy (<0.1%)
16,986 CONSOL Energy, Inc.
a
149,137
Total 149,137
Financials (10.7%)
437 Alleghany Corporation
a
296,710
1,367 American National Group, Inc. 154,949
44,393 Aon plc 11,162,176
102,058 Arthur J. Gallagher & Company 14,793,307
18,636 Assured Guaranty, Ltd. 947,641
42,930 Berkshire Hathaway, Inc.
a
11,803,603
13,334 Cboe Global Markets, Inc. 1,391,670
40,379 Chubb, Ltd. 6,928,633
Shares Common Stock (99.8%) Value
Financials (10.7%) - continued
1,537 Citigroup, Inc. $ 109,496
59,589 CME Group, Inc. 12,036,382
15,143 FactSet Research Systems, Inc. 5,091,379
89,695 Flagstar Bancorp, Inc. 4,174,405
42,629 Hanover Insurance Group, Inc. 5,896,017
10,694 HomeStreet, Inc. 436,743
16,607 Intercontinental Exchange, Inc. 1,954,810
51,947 Lincoln National Corporation 3,331,361
4,970 Markel Corporation
a
5,846,807
84,535 Marsh & McLennan Companies,
Inc. 11,471,400
190,827 New York Community Bancorp,
Inc. 2,282,291
54,069 New York Mortgage Trust, Inc. 248,177
28,997 Progressive Corporation 2,921,158
13,771 RenaissanceRe Holdings, Ltd. 2,324,683
6,060 T. Rowe Price Group, Inc. 1,085,952
72,863 Umpqua Holdings Corporation 1,358,166
96,788 Unum Group 2,735,229
687 White Mountains Insurance Group,
Ltd. 800,650
Total 111,583,795
Health Care (19.8%)
99,848 Abbott Laboratories 11,989,748
9,010 AbbVie, Inc. 1,004,615
62,333 Agilent Technologies, Inc. 8,330,182
41,748 Amgen, Inc. 10,004,491
42,894 Baxter International, Inc. 3,675,587
27,461 Becton, Dickinson and Company 6,832,571
3,025 Chemed Corporation 1,441,745
4,545 Cooper Companies, Inc. 1,867,495
25,281 Danaher Corporation 6,419,857
7,785 Dexcom, Inc.
a
3,005,789
86,346 Eli Lilly and Company 15,781,459
232,802 Gilead Sciences, Inc. 14,775,943
136,862 Johnson & Johnson 22,271,553
153,528 Medtronic plc 20,099,886
195,828 Merck & Company, Inc. 14,589,186
88,150 Pfizer, Inc. 3,406,998
41,149 Premier, Inc. 1,454,617
4,678 Reata Pharmaceuticals, Inc.
a
474,349
31,713 Regeneron Pharmaceuticals, Inc.
a
15,263,467
35,205 Stryker Corporation 9,245,889
10,978 Thermo Fisher Scientific, Inc. 5,162,185
38,073 UnitedHealth Group, Inc. 15,183,512
30,752 Vertex Pharmaceuticals, Inc.
a
6,710,086
311,026 Viatris, Inc.
a
4,136,646
25,005 Zoetis, Inc. 4,326,615
Total 207,454,471
Industrials (10.1%)
9,417 A.O. Smith Corporation 638,002
38,114 AMETEK, Inc. 5,142,722
8,786 Expeditors International of
Washington, Inc. 965,230
11,459 Honeywell International, Inc. 2,555,815
5,395 IDEX Corporation 1,209,559
16,566 Illinois Tool Works, Inc. 3,817,800
108,869 Johnson Controls International plc 6,786,893
21,856 L3Harris Technologies, Inc. 4,572,931
37,097 Landstar System, Inc. 6,391,071
1,022 Lennox International, Inc. 342,718
12,427 Linde Public Limited Company 3,552,134

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Industrials (10.1%) - continued
35,212 Lockheed Martin Corporation $ 13,400,279
11,570 Northrop Grumman Corporation 4,100,871
93,731 Republic Services, Inc. 9,963,605
13,405 Trane Technologies plc 2,330,191
58,412 Verisk Analytics, Inc. 10,993,138
104,745 Waste Connections, Inc. 12,476,177
119,770 Waste Management, Inc. 16,524,667
Total 105,763,803
Information Technology (20.3%)
89,099 Accenture plc 25,836,037
17,067 Adobe, Inc.
a
8,675,839
3,338 Ambarella, Inc.
a
325,422
8,162 Amphenol Corporation 549,629
21,776 Apple, Inc. 2,862,673
7,159 Automatic Data Processing, Inc. 1,338,661
6,205 Belden, Inc. 268,552
1,950 Black Knight, Inc.
a
141,219
27,352 Broadridge Financial Solutions,
Inc. 4,338,848
18,144 Cisco Systems, Inc. 923,711
59,871 Citrix Systems, Inc. 7,415,023
21,032 Fidelity National Information
Services, Inc. 3,215,793
8,246 Fiserv, Inc.
a
990,510
6,586 FleetCor Technologies, Inc.
a
1,894,924
23,164 Intuit, Inc. 9,547,274
89,513 Jack Henry & Associates, Inc. 14,575,402
59,230 Keysight Technologies, Inc.
a
8,549,850
11,645 Mastercard, Inc. 4,449,089
101,923 Microsoft Corporation 25,702,942
74,518 Motorola Solutions, Inc. 14,031,739
105,285 Oracle Corporation 7,979,550
137,061 Paychex, Inc. 13,362,077
1,074 Silicon Laboratories, Inc.
a
151,380
27,201 Synopsys, Inc.
a
6,720,279
62,417 Texas Instruments, Inc. 11,266,893
33,175 Tyler Technologies, Inc.
a
14,094,731
18,370 Varonis Systems, Inc.
a
972,692
13,037 VeriSign, Inc.
a
2,852,104
19,793 VirnetX Holding Corporation 92,235
74,717 Visa, Inc. 17,450,903
7,257 Zoom Video Communications,
Inc.
a
2,319,119
Total 212,895,100
Materials (1.8%)
4,623 Air Products and Chemicals, Inc. 1,333,643
8,415 Ecolab, Inc. 1,885,970
6,911 Martin Marietta Materials, Inc. 2,440,412
124,837 Newmont Mining Corporation 7,791,077
40,969 Royal Gold, Inc. 4,582,793
4,644 Sherwin-Williams Company 1,271,852
Total 19,305,747
Real Estate (4.7%)
3,602 American Tower Corporation 917,682
44,584 Camden Property Trust 5,371,480
3,431 EastGroup Properties, Inc. 544,362
1,266 Essex Property Trust, Inc. 367,798
78,370 Extra Space Storage, Inc. 11,652,835
95,512 First Industrial Realty Trust, Inc. 4,753,632
9,039 Gladstone Land Corporation 189,729
33,752 Healthcare Trust of America, Inc. 991,296
Shares Common Stock (99.8%) Value
Real Estate (4.7%) - continued
11,377 Life Storage, Inc. $ 1,092,875
28,104 National Storage Affiliates Trust 1,277,046
71,663 Public Storage, Inc. 20,148,769
24,601 Rexford Industrial Realty, Inc. 1,366,586
Total 48,674,090
Utilities (6.0%)
28,631 Ameren Corporation 2,429,054
69,809 American Electric Power
Company, Inc. 6,192,756
8,288 American States Water Company 656,327
26,571 Atmos Energy Corporation 2,752,490
172,018 Consolidated Edison, Inc. 13,315,913
6,837 Dominion Energy, Inc. 546,276
35,891 DTE Energy Company 5,025,458
18,008 Duke Energy Corporation 1,813,226
1,418 Entergy Corporation 154,973
197,991 FirstEnergy Corporation 7,507,819
23,849 IDACORP, Inc. 2,444,046
89,691 NextEra Energy, Inc. 6,951,949
10,761 NorthWestern Corporation 732,071
35,647 Southern Company 2,358,762
69,864 WEC Energy Group, Inc. 6,788,685
36,143 Xcel Energy, Inc. 2,576,996
Total 62,246,801
Total Common Stock
(cost $835,847,753) 1,044,068,940
Shares Short-Term Investments ( 0 .1% ) Value
Thrivent Core Short-Term Reserve
Fund
124,837 0.180% 1,248,367
Total Short-Term Investments
(cost $1,248,367) 1,248,367
Total Investments (cost
$837,096,120) 99.9% $ 1,045,317,307
Other Assets and Liabilities, Net
0.1% 986,263
Total Net Assets 100.0% $ 1,046,303,570
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 215,324,921
Gross unrealized depreciation (8,628,632)
Net unrealized appreciation (depreciation) $ 206,696,289
Cost for federal income tax purposes $ 838,621,018

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 80,024,072 80,024,072 – –
Consumer Discretionary 53,322,696 53,322,696 – –
Consumer Staples 142,649,228 142,649,228 – –
Energy 149,137 149,137 – –
Financials 111,583,795 111,583,795 – –
Health Care 207,454,471 207,454,471 – –
Industrials 105,763,803 105,763,803 – –
Information Technology 212,895,100 212,895,100 – –
Materials 19,305,747 19,305,747 – –
Real Estate 48,674,090 48,674,090 – –
Utilities 62,246,801 62,246,801 – –
Subtotal Investments in Securities $ 1,044,068,940 $ 1,044,068,940 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 1,248,367
Subtotal Other Investments $ 1,248,367
Total Investments at Value $ 1,045,317,307
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
4/30/2021
Shares Held at
4/30/2021
% of Net
Assets
4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $ 1,599 $ 16,448 $ 16,799 $ 1,248 125 0.1%
Total Affiliated Short-Term Investments 1,599 1,248 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,196 15,965 20,161 – – –
Total Collateral Held for Securities Loaned 4,196 – –
Total Value $ 5,795 $ 1,248
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 4/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $2 $(2) $ – $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 9
Total Affiliated Income from Securities Loaned, Net $9
Total $2 $(2) $ 0

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 2.5% )
a
Value
AmeriCredit Automobile
Receivables Trust
$ 11,694,352
0.160% , 3/18/2022, Ser.
2021-1 $ 11,694,132
Amur Equipment Finance
Receivables IX, LLC
10,600,000
0.220% , 4/20/2022, Ser.
2021-1A
b
10,600,430
BCC Funding XVII, LLC
5,846,946
0.310% , 10/20/2021, Ser.
2020-1
b
5,847,614
Carvana Auto Receivables Trust
16,771,879
0.160% , 2/10/2022, Ser.
2021-P1 16,770,983
Dell Equipment Finance Trust
3,637,466
0.315% , 9/22/2021, Ser.
2020-2
b
3,637,811
Drive Auto Receivables Trust
25,000,000
0.124% , 4/15/2022, Ser.
2021-1 24,999,990
MMAF Equipment Finance, LLC
8,000,000
0.182% , 5/13/2022, Ser.
2021-A
b,c
8,000,278
NMEF Funding, LLC
12,703,022
0.341% , 3/15/2022, Ser.
2021-A
b
12,703,689
Oscar US Funding XII, LLC
8,242,260
0.222% , 3/10/2022, Ser.
2021-1A
b
8,241,537
Santander Drive Auto Receivables
Trust
9,282,577
0.158% , 2/15/2022, Ser.
2021-1 9,282,467
SCF Equipment Leasing, LLC
14,697,700
0.234% , 3/11/2022, Ser.
2021-1A
b
14,697,944
Tesla Auto Lease Trust
17,352,486
0.157% , 4/20/2022, Ser.
2021-A
b
17,351,457
Westlake Automobile Receivables
Trust
14,584,121
0.157% , 3/15/2022, Ser.
2021-1A
b
14,583,655
Total 158,411,987
Principal
Amount Basic Materials ( 2.4% )
a
Value
BASF SE
25,000,000 0.180% , 5/20/2021
b
24,998,639
21,000,000 0.180% , 5/25/2021
b
20,998,411
25,000,000 0.180% , 5/28/2021
b
24,997,744
8,000,000 0.110% , 6/21/2021
b
7,998,417
25,000,000 0.190% , 6/28/2021
b
24,993,936
EI du Pont de Nemours and
Company
15,000,000 0.210% , 5/17/2021
b
14,998,845
25,000,000 0.170% , 6/7/2021
b
24,994,907
6,655,000 0.200% , 7/19/2021
b
6,651,303
Total 150,632,202
Principal
Amount Capital Goods ( 1.8% )
a
Value
Amcor Finance USA, Inc.
$ 15,000,000 0.180% , 5/11/2021
b,d
$ 14,999,289
AMCOR Flexibles NA, Inc.
12,000,000 0.160% , 5/24/2021
b,d
11,998,624
Amphenol Corporation
10,000,000 0.170% , 5/25/2021
b
9,998,799
20,000,000 0.180% , 6/7/2021
b
19,995,926
Caterpillar Financial Services
Corporation
4,800,000 2.650% , 5/17/2021 4,804,378
General Dynamics Corporation
12,460,000
0.583% (LIBOR 3M +
0.380%), 5/11/2021
e
12,460,924
8,825,000 0.100% , 6/16/2021
b
8,823,652
John Deere Capital Corporation
11,350,000
0.576% (LIBOR 3M +
0.400%), 6/7/2021
e
11,354,367
14,185,000
0.443% (LIBOR 3M +
0.260%), 9/10/2021
e
14,196,541
Waste Management, Inc.
5,100,000 0.190% , 7/1/2021
b,d
5,097,962
Total 113,730,462
Principal
Amount Consumer Cyclical ( 6.1% )
a
Value
American Honda Finance
Corporation
25,000,000 0.230% , 5/25/2021
d
24,996,875
9,820,000
0.527% (LIBOR 3M +
0.350%), 6/11/2021
e
9,824,019
28,750,000 0.210% , 6/28/2021
d
28,740,105
5,000,000 0.220% , 7/6/2021
d
4,998,027
20,000,000 0.220% , 7/7/2021
d
19,991,953
25,000,000 0.230% , 7/8/2021
d
24,989,794
BMW US Capital LLC
10,900,000
0.698% (LIBOR 3M +
0.500%), 8/13/2021
b,e
10,915,059
Charta, LLC
15,000,000 0.130% , 6/16/2021
b,d
14,997,631
10,000,000 0.130% , 6/18/2021
b,d
9,998,326
Home Depot, Inc.
20,000,000
0.501% (LIBOR 3M +
0.310%), 3/1/2022
e
20,046,400
Hyundai Capital America
25,000,000 0.220% , 6/23/2021
b,d
24,992,875
15,000,000 0.220% , 6/24/2021
b,d
14,995,600
25,000,000 0.200% , 7/7/2021
b,d
24,990,320
McDonald's Corporation
25,000,000 3.625% , 5/20/2021 25,038,637
Toyota Finance Australia, Ltd.
25,000,000 0.110% , 5/19/2021
d
24,998,245
25,000,000 0.150% , 6/22/2021
d
24,993,706
15,000,000 0.200% , 9/7/2021
d
14,987,704
Toyota Motor Credit Corporation
10,000,000 2.750% , 5/17/2021 10,009,127
5,680,000
0.319% (LIBOR 3M +
0.125%), 8/13/2021
e
5,681,294
4,000,000
0.490% (LIBOR 3M +
0.290%), 10/7/2021
e
4,004,193
VW Credit, Inc.
10,000,000 0.210% , 5/20/2021
b,d
9,999,072

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Cyclical (6.1%)
a
Value
Walmart, Inc.
$ 28,014,000
0.427% (LIBOR 3M +
0.230%), 6/23/2021
e
$ 28,024,859
Total 382,213,821
Principal
Amount Consumer Non-Cyclical ( 1.6% )
a
Value
GlaxoSmithKline Capital plc
13,410,000
0.544% (LIBOR 3M +
0.350%), 5/14/2021
e
13,411,274
Novartis Finance Corporation
7,300,000 0.080% , 6/23/2021
b,d
7,299,365
PepsiCo, Inc.
10,410,000
0.724% (LIBOR 3M +
0.530%), 10/6/2021
e
10,434,395
10,000,000
0.567% (LIBOR 3M +
0.365%), 5/2/2022
e
10,030,114
Reckitt Benckiser Treasury Services
plc
25,000,000 0.200% , 5/11/2021
b,d
24,998,739
25,000,000 0.200% , 5/14/2021
b,d
24,998,357
13,250,000 0.200% , 5/17/2021
b,d
13,248,930
Total 104,421,174
Principal
Amount Energy ( 3.7% )
a
Value
Chevron Corporation
7,397,000
1.144% (LIBOR 3M +
0.950%), 5/16/2021
e
7,399,458
3,776,000
0.724% (LIBOR 3M +
0.530%), 11/15/2021
e
3,784,586
Eaton Capital Unlimited
25,000,000 0.100% , 5/6/2021
b,d
24,999,375
Exxon Mobil Corporation
25,000,000 0.120% , 5/24/2021 24,999,167
25,000,000 0.120% , 5/25/2021 24,999,132
Shell International Finance BV
2,750,000 1.875% , 5/10/2021 2,750,775
Suncor Energy, Inc.
15,200,000 0.230% , 5/4/2021
b,d
15,199,747
20,000,000 0.190% , 5/7/2021
b,d
19,999,417
15,000,000 0.200% , 6/1/2021
b,d
14,997,560
15,000,000 0.210% , 6/7/2021
b,d
14,996,944
Total Capital Canada, Ltd.
25,000,000 0.130% , 5/25/2021
b,d
24,999,010
25,000,000 0.130% , 6/16/2021
b,d
24,997,487
25,000,000 0.135% , 7/7/2021
b,d
24,995,608
Total Capital International SA
5,000,000 2.218% , 7/12/2021 5,010,586
Total 234,128,852
Principal
Amount Financials ( 39.8% )
a
Value
AIG Global Funding
9,934,000
0.661% (LIBOR 3M +
0.460%), 6/25/2021
b,e
9,940,812
9,600,000 3.350% , 6/25/2021
b
9,642,483
Alpine Securitization, LLC
13,000,000 0.130% , 6/10/2021
b,d
12,997,557
Principal
Amount Financials (39.8%)
a
Value
ANZ New Zealand International,
Ltd.
$ 7,000,000
1.194% (LIBOR 3M +
1.010%), 7/28/2021
b,e
$ 7,015,718
10,610,000 2.125% , 7/28/2021
b
10,657,459
25,000,000
0.186% (LIBOR 3M + FLAT),
10/21/2021
b,d,e
25,000,000
Atlantic Asset Securitization, LLC
25,000,000 0.080% , 5/5/2021
b,d
24,999,733
5,250,000 0.080% , 5/20/2021
b,d
5,249,659
15,300,000 0.085% , 5/21/2021
b,d
15,298,929
10,189,000 0.100% , 5/26/2021
b,d
10,188,117
17,775,000 0.090% , 6/2/2021
b,d
17,772,980
Australia & New Zealand Banking
Group, Ltd.
5,500,000 2.300% , 6/1/2021 5,509,128
9,050,000
1.045% (LIBOR 3M +
0.870%), 11/23/2021
b,e
9,092,233
15,000,000
0.215% (LIBOR 3M +
0.030%), 3/9/2022
b,e
15,000,000
Bank of America Corporation
14,200,000 5.000% , 5/13/2021 14,217,029
Bank of Montreal
5,000,000
0.980% (LIBOR 3M +
0.790%), 8/27/2021
e
5,012,357
Bank of Montreal Chicago
10,000,000
0.223% (LIBOR 3M +
0.020%), 2/11/2022
e
10,000,000
10,000,000
0.240% (LIBOR 3M +
0.050%), 3/16/2022
e
10,001,736
Bank of Nova Scotia
4,400,000
1.184% (LIBOR 3M +
1.000%), 3/14/2022
e
4,417,033
Barclays Bank plc
25,000,000 0.120% , 6/2/2021
b,d,f
24,997,333
25,000,000 0.140% , 6/25/2021
b
24,993,155
Barton Capital SA
10,000,000 0.120% , 5/7/2021
b,d
9,999,844
16,100,000 0.100% , 5/19/2021
b,d
16,099,040
5,000,000 0.100% , 5/26/2021
b,d
4,999,567
BNP Paribas SA
7,205,000
0.583% (LIBOR 3M +
0.390%), 8/7/2021
b,e
7,211,219
Canadian Imperial Bank of
Commerce
9,000,000
0.222% (LIBOR 3M +
0.020%), 7/1/2021
e
9,000,579
15,000,000
0.330% (LIBOR 3M +
0.140%), 7/19/2021
e
15,004,431
34,400,000
0.353% (LIBOR 3M +
0.160%), 8/6/2021
e
34,414,059
6,180,000
0.284% (LIBOR 3M +
0.100%), 12/13/2021
e
6,183,411
10,000,000
0.300% (LIBOR 3M +
0.110%), 1/18/2022
e
10,006,419
Capital One Financial Corporation
5,308,000 4.750% , 7/15/2021 5,355,347
Chariot Funding, LLC
5,000,000 0.130% , 5/21/2021
b
4,999,650
15,000,000 0.130% , 5/25/2021
b
14,998,750
25,000,000 0.130% , 6/4/2021
b
24,996,913
10,000,000 0.130% , 6/7/2021
b
9,998,617
25,000,000 0.140% , 6/16/2021
b
24,995,398
13,000,000 0.140% , 6/21/2021
b
12,997,277

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (39.8%)
a
Value
$ 25,000,000 0.140% , 6/22/2021
b
$ 24,994,663
Ciesco, LLC
7,320,000 0.130% , 6/17/2021
b,d
7,318,614
Citibank NA
23,910,000
0.743% (LIBOR 3M +
0.570%), 7/23/2021
e
23,926,349
24,570,000
0.782% (LIBOR 3M +
0.600%), 5/20/2022
e
24,689,311
47,991,000 2.844% 0, 5/20/2022
e
48,047,327
Commonwealth Bank of Australia
5,250,000
1.006% (LIBOR 3M +
0.830%), 9/6/2021
b,e
5,264,768
Cooperatieve Rabobank
13,379,000
1.018% (LIBOR 3M +
0.830%), 1/10/2022
e
13,455,491
CRC Funding, LLC
25,000,000 0.120% , 6/1/2021
b,d
24,997,267
Credit Suisse AG
25,000,000 0.140% , 6/17/2021 24,994,867
25,000,000 0.140% , 6/28/2021 24,993,854
Erste Abwicklungsanstalt
25,000,000 0.120% , 6/7/2021
b
24,997,678
10,000,000 0.125% , 6/11/2021
b
9,998,927
FMS Wertmanagement
50,000,000 0.105% , 5/19/2021
b
49,998,601
25,000,000 0.120% , 5/20/2021
b
24,999,264
25,000,000 0.120% , 5/21/2021
b
24,999,212
25,000,000 0.140% , 5/26/2021
b
24,998,971
10,000,000 0.110% , 6/28/2021
b
9,998,230
Goldman Sachs Group, Inc.
13,000,000 5.250% , 7/27/2021 13,149,890
Gotham Funding Corporation
10,000,000 0.120% , 7/15/2021
b,d
9,996,622
Healthpeak Properties, Inc.
5,000,000 0.170%
b
4,999,937
20,000,000 0.195%
b
19,999,583
HSBC Holdings plc
20,082,000
1.848% (LIBOR 3M +
1.660%), 5/25/2021
e
20,101,686
ING Bank NV
2,000,000
1.074% (LIBOR 3M +
0.880%), 8/15/2021
b,e
2,004,820
ING Funding, LLC
25,000,000 0.140% , 6/28/2021
d
24,995,534
JP Morgan Securities, LLC
25,000,000 0.120% , 5/3/2021 24,999,875
JPMorgan Chase & Company
9,150,000 4.625% , 5/10/2021 9,156,709
Lime Funding, LLC
20,008,000 0.160% , 6/23/2021
b
20,003,018
Lloyds Banking Group plc
10,000,000
0.683% (LIBOR 3M +
0.490%), 5/7/2021
e
10,000,464
25,000,000
0.272% (LIBOR 3M +
0.090%), 5/20/2021
e
25,000,665
15,000,000
0.284% (LIBOR 3M +
0.100%), 9/15/2021
e
15,002,747
LMA Americas, LLC
25,000,000 0.070% , 5/28/2021
b,d
24,997,667
Macquarie Bank, Ltd.
11,000,000 0.150% , 5/11/2021
b
10,999,748
25,000,000 0.150% , 5/26/2021
b
24,998,248
Principal
Amount Financials (39.8%)
a
Value
$ 25,000,000 0.150% , 7/13/2021
b
$ 24,992,343
Manhattan Asset Funding
Corporation, LLC
5,380,000 0.110% , 5/17/2021
b,d
5,379,728
15,000,000 0.100% , 5/25/2021
b,d
14,998,750
Marsh & McLennan Companies,
Inc.
10,000,000 0.210% , 5/3/2021
b
9,999,875
25,000,000 0.200% , 5/4/2021
b
24,999,583
15,000,000 0.180% , 5/13/2021
b
14,999,150
MetLife Short Term Funding, LLC
10,000,000 0.080% , 6/16/2021
b,d
9,998,943
Metropolitan Life Global Funding I
25,000,000
0.510% (SOFRRATE +
0.500%), 5/28/2021
b,e
25,006,000
Mid-America Apartments, LP
10,000,000 0.160% , 5/5/2021
b
9,999,792
15,000,000 0.160% , 5/6/2021
b
14,999,625
21,000,000 0.150% , 5/12/2021
b
20,998,908
Mitsubishi UFJ Financial Group,
Inc.
8,100,000
0.826% (LIBOR 3M +
0.650%), 7/26/2021
e
8,110,795
Mizuho Securities USA LLC
10,000,000
0.245% (LIBOR 3M +
0.050%), 8/10/2021
b,e
10,000,000
National Australia Bank, Ltd.
10,000,000
0.223% (LIBOR 1M +
0.110%), 8/31/2021
b,e
10,003,032
5,500,000
0.902% (LIBOR 3M +
0.710%), 11/4/2021
b,e
5,518,605
15,000,000
0.255% (LIBOR 3M +
0.060%), 11/5/2021
b,e
15,004,522
National Bank of Canada
25,000,000 0.140% , 6/23/2021
b
24,996,100
15,000,000 0.140% , 7/1/2021
b
14,997,132
Nationwide Building Society
25,000,000 0.090% , 5/6/2021
b
24,999,708
10,000,000 0.090% , 5/7/2021
b
9,999,864
25,000,000 0.095% , 5/10/2021
b
24,999,382
25,000,000 0.100% , 5/11/2021
b
24,999,274
25,000,000 0.110% , 5/13/2021
b
24,999,025
15,000,000 0.110% , 5/20/2021
b
14,998,833
Nederlandse Waterschapsbank NV
25,000,000 0.060% , 5/10/2021
b
24,999,458
New York Life Global Funding
16,796,000
0.513% (LIBOR 3M +
0.320%), 8/6/2021
b,e
16,810,466
15,390,000
0.466% (LIBOR 3M +
0.280%), 1/21/2022
b,e
15,415,390
6,550,000
0.703% (LIBOR 3M +
0.520%), 6/10/2022
b,e
6,583,006
10,550,000
0.628% (LIBOR 3M +
0.440%), 7/12/2022
b,e
10,598,769
Nieuw Amsterdam Receivables
Corporation
25,000,000 0.100% , 5/6/2021
b,d
24,999,754
25,000,000 0.110% , 6/1/2021
b,d
24,997,689
25,000,000 0.120% , 6/3/2021
b,d
24,997,450
8,590,000 0.115% , 6/7/2021
b,d
8,588,948
Nordea Bank Abp
6,750,000 2.250% , 5/27/2021
b
6,759,006
15,000,000
0.238% (LIBOR 3M +
0.050%), 10/20/2021
e
15,004,868

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (39.8%)
a
Value
Old Line Funding, LLC
$ 17,800,000 0.130% , 6/24/2021
b,d
$ 17,796,274
25,000,000
0.186% (LIBOR 3M +
0.010%), 7/26/2021
b,d,e
25,000,000
25,000,000
0.196% (LIBOR 3M + FLAT),
8/9/2021
b,d,e
25,000,000
Pacific Life Short Term Funding,
LLC
5,000,000 0.130% , 6/22/2021
b
4,999,080
Realty Income Corporation
25,000,000 0.210% , 5/12/2021 24,998,283
Royal Bank of Canada
15,000,000
0.326% (LIBOR 3M +
0.140%), 7/30/2021
e
15,005,798
25,000,000
0.204% (LIBOR 3M +
0.020%), 9/13/2021
e
25,001,832
15,000,000
0.247% (LIBOR 3M +
0.050%), 10/8/2021
e
15,003,227
15,000,000
0.244% (LIBOR 3M +
0.060%), 10/28/2021
e
15,004,372
10,000,000
0.275% (LIBOR 3M +
0.090%), 12/7/2021
e
10,004,177
15,000,000
0.273% (LIBOR 3M +
0.090%), 12/10/2021
e
15,006,323
15,000,000
0.212% (LIBOR 3M +
0.020%), 2/17/2022
e
14,997,644
15,000,000
0.234% (LIBOR 3M +
0.050%), 3/11/2022
e
15,001,281
Skandinaviska Enskilda Banken AB
20,514,000
0.622% (LIBOR 3M +
0.430%), 5/17/2021
b,e
20,517,042
9,363,000 3.250% , 5/17/2021
b
9,373,018
15,000,000 0.150% , 6/16/2021
b
14,998,100
8,000,000
0.254% (LIBOR 3M +
0.070%), 12/3/2021
e
8,002,798
Societe Generale SA
1,800,000 0.110% , 5/3/2021
b
1,799,991
Svenska Handelsbanken AB
35,750,000
0.646% (LIBOR 3M +
0.470%), 5/24/2021
e
35,759,454
10,272,000 3.350% , 5/24/2021 10,290,181
15,000,000
0.240% (LIBOR 3M +
0.050%), 10/19/2021
b,e
15,002,765
Svenska Handelsbanken NY
15,000,000
0.300% (LIBOR 3M +
0.110%), 6/16/2021
e
15,002,686
10,000,000
0.255% (LIBOR 3M +
0.060%), 11/5/2021
e
10,002,010
15,000,000
0.205% (LIBOR 3M +
0.010%), 2/8/2022
e
14,997,702
Thunder Bay Funding, LLC
25,000,000
0.195% (LIBOR 3M + FLAT),
8/16/2021
b,d,e
25,000,000
25,000,000
0.186% (LIBOR 3M + FLAT),
10/22/2021
b,d,e
25,000,000
Toronto-Dominion Bank
10,000,000
0.332% (LIBOR 3M +
0.130%), 7/1/2021
b,e
10,002,415
11,000,000
0.486% (LIBOR 3M +
0.300%), 7/30/2021
e
11,006,307
Toronto-Dominion Bank NY
10,000,000
0.293% (LIBOR 3M +
0.110%), 6/10/2021
e
10,001,541
Principal
Amount Financials (39.8%)
a
Value
$ 12,830,000
0.330% (LIBOR 3M +
0.140%), 7/19/2021
e
$ 12,834,061
10,000,000
0.267% (LIBOR 3M +
0.070%), 10/8/2021
e
10,001,066
15,000,000
0.221% (LIBOR 3M +
0.020%), 2/14/2022
e
14,998,835
Truist Bank
5,000,000
0.782% (LIBOR 3M +
0.590%), 5/17/2022
e
5,024,899
U.S. Bank NA
32,592,000
0.366% (LIBOR 3M +
0.180%), 1/21/2022
e
32,618,400
UBS AG London
15,000,000
0.234% (LIBOR 3M +
0.050%), 9/15/2021
b,e
15,001,099
10,000,000
0.237% (LIBOR 3M +
0.050%), 9/21/2021
b,e
10,000,266
UBS Group AG
10,000,000
0.268% (LIBOR 3M +
0.080%), 10/12/2021
b,e
10,001,765
UDR, Inc.
15,000,000 0.200% , 5/10/2021
b,d
14,999,358
US Bank NA
10,000,000
0.615% (LIBOR 3M +
0.440%), 5/23/2022
e
10,040,516
Ventas Realty, LP
15,000,000 0.150% , 5/4/2021
b,d
14,999,750
15,000,000 0.180% , 5/5/2021
b,d
14,999,688
10,000,000 0.160% , 5/7/2021
b,d
9,999,708
Victory Receivables Corporation
6,626,000 0.110% , 5/13/2021
b,d
6,625,821
25,000,000 0.090% , 5/18/2021
b,d
24,998,938
Wells Fargo Bank NA
16,002,000
0.694% (LIBOR 3M +
0.510%), 10/22/2021
e
16,034,061
19,050,000
0.810% (LIBOR 3M +
0.620%), 5/27/2022
e
19,057,520
24,900,000 2.897% 0, 5/27/2022
e
24,942,396
Westpac Banking Corporation
25,000,000
0.201% (LIBOR 1M +
0.090%), 5/5/2021
b,d,e
25,000,320
25,000,000
0.236% (LIBOR 3M +
0.050%), 7/30/2021
b,d,e
25,004,227
15,000,000
0.201% (LIBOR 3M +
0.010%), 2/4/2022
b,e
14,997,736
Total 2,497,853,083
Principal
Amount Foreign ( 2.0% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
15,550,000 0.145% , 7/16/2021
b
15,545,477
Caisse des Depots et
Consignations
25,000,000 0.120% , 5/17/2021
b
24,999,173
10,000,000 0.140% , 6/3/2021
b
9,999,216
KFW
23,000,000 0.100% , 5/3/2021
b,d
22,999,904
25,000,000 0.135% , 5/4/2021
b,d
24,999,861
25,000,000 0.125% , 5/12/2021
b,d
24,999,533
Total 123,543,164

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Technology ( 0.7% )
a
Value
Intel Corporation
$ 30,000,000
0.553% (LIBOR 3M +
0.350%), 5/11/2022
e
$ 30,077,400
International Business Machines
Corporation
17,890,000
0.594% (LIBOR 3M +
0.400%), 5/13/2021
e
17,891,888
Total 47,969,288
Principal
Amount Transportation ( 0.3% )
a
Value
Canadian National Railway
Company
10,000,000 0.090% , 5/6/2021
b,d
9,999,900
Union Pacific Corporation
10,000,000 0.180% , 5/6/2021
b
9,999,817
Total 19,999,717
Principal
Amount
U.S. Government & Agencies
( 28.4% )
a
Value
Federal Agricultural Mortgage
Corporation
14,290,000
0.126% (LIBOR 1M +
0.010%), 5/20/2021
e
14,290,511
14,490,000
0.111% (LIBOR 1M + FLAT),
7/28/2021
e
14,491,427
30,270,000
0.068% (LIBOR 3M +
(0.130)%), 8/13/2021
e
30,269,199
6,340,000
0.094% (LIBOR 3M +
(0.100)%), 10/6/2021
e
6,340,398
10,000,000
0.175% (LIBOR 1M +
0.060%), 10/18/2021
e
10,004,305
21,500,000
0.108% (LIBOR 1M + FLAT),
11/22/2021
e
21,497,612
9,000,000
0.115% (LIBOR 1M + FLAT),
12/1/2021
e
8,998,956
20,500,000
0.178% (LIBOR 3M +
(0.010)%), 12/2/2021
e
20,510,054
44,000,000
0.086% (LIBOR 1M +
(0.025)%), 12/10/2021
e
43,994,698
2,885,000
0.067% (LIBOR 3M +
(0.120)%), 12/22/2021
e
2,884,564
5,000,000
0.274% (LIBOR 3M +
0.080%), 1/3/2022
e
5,005,736
64,000,000
0.144% (LIBOR 1M +
0.030%), 1/21/2022
e
64,001,261
98,585,000
0.076% (LIBOR 3M +
(0.100)%), 1/25/2022
e
98,570,493
65,745,000
0.089% (LIBOR 3M +
(0.100)%), 2/18/2022
e
65,736,527
22,885,000
0.088% (LIBOR 3M +
(0.100)%), 2/25/2022
e
22,881,969
Federal Farm Credit Bank
8,505,000
0.101% (LIBOR 1M +
(0.010)%), 6/2/2021
e
8,505,348
14,410,000
0.100% (SOFRRATE +
0.090%), 7/15/2021
e
14,411,636
20,000,000
0.073% (LIBOR 3M +
(0.120)%), 8/6/2021
e
20,000,064
100,000,000
0.100% (LIBOR 1M +
(0.015)%), 9/1/2021
e
100,007,737
20,000,000
0.271% (LIBOR 1M +
0.160%), 10/4/2021
e
20,017,138
15,000,000
0.235% (LIBOR 1M +
0.120%), 10/18/2021
e
15,010,582
Principal
Amount
U.S. Government & Agencies
(28.4%)
a
Value
$ 35,000,000
0.126% (LIBOR 1M +
0.010%), 10/20/2021
e
$ 35,007,104
5,290,000
0.081% (LIBOR 3M +
(0.100)%), 10/27/2021
e
5,290,343
25,000,000
0.241% (LIBOR 1M +
0.130%), 11/5/2021
e
25,022,144
80,000,000
0.075% (LIBOR 3M +
(0.120)%), 11/10/2021
e
79,992,594
98,920,000
0.096% (LIBOR 1M +
(0.020)%), 11/16/2021
e
98,907,998
200,000,000
0.101% (LIBOR 1M +
(0.010)%), 12/2/2021
e
199,983,452
25,000,000
0.140% (LIBOR 1M +
0.030%), 12/29/2021
e
25,013,517
10,305,000
0.355% (LIBOR 1M +
0.240%), 1/18/2022
e
10,324,944
8,225,000
0.191% (LIBOR 1M +
0.080%), 7/13/2022
e
8,229,196
16,200,000
0.191% (LIBOR 1M +
0.080%), 9/6/2022
e
16,212,341
Federal Home Loan Bank
33,000,000
0.091% (LIBOR 1M +
(0.020)%), 5/3/2021
e
33,000,000
25,000,000
0.096% (LIBOR 1M +
(0.010)%), 5/24/2021
e
25,000,870
78,975,000
0.048% (LIBOR 3M +
(0.140)%), 6/2/2021
e
78,973,029
4,610,000
0.101% (LIBOR 1M +
(0.010)%), 6/2/2021
e
4,610,223
10,000,000
0.110% (SOFRRATE +
0.100%), 7/9/2021
e
10,001,675
11,325,000
0.085% (SOFRRATE +
0.075%), 7/23/2021
e
11,326,170
101,480,000
0.087% (LIBOR 3M +
(0.105)%), 8/4/2021
e
101,487,173
85,620,000
0.096% (LIBOR 3M +
(0.080)%), 8/24/2021
e
85,634,895
9,000,000
0.160% (SOFRRATE +
0.150%), 9/3/2021
e
9,003,832
75,240,000
0.089% (LIBOR 3M +
(0.095)%), 9/13/2021
e
75,251,879
25,000,000
0.116% (LIBOR 1M + FLAT),
10/20/2021
e
25,004,902
19,840,000
0.284% (LIBOR 3M +
0.100%), 10/28/2021
e
19,862,469
5,775,000
0.076% (LIBOR 3M +
(0.120)%), 11/3/2021
e
5,774,947
7,670,000
0.095% (LIBOR 1M +
(0.020)%), 12/17/2021
e
7,670,550
89,400,000
0.095% (LIBOR 1M +
(0.015)%), 12/23/2021
e
89,409,488
Federal Home Loan Mortgage
Corporation
15,000,000
0.160% (SOFRRATE +
0.150%), 3/4/2022
e
15,015,838
Federal National Mortgage
Association
24,000,000
0.160% (SOFRRATE +
0.150%), 12/10/2021
e
24,017,629
10,000,000
0.180% (SOFRRATE +
0.170%), 3/9/2022
e
10,012,128
25,000,000
0.200% (SOFRRATE +
0.190%), 5/27/2022
e
25,043,093

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(28.4%)
a
Value
U.S. International Development
Finance Corporation
$ 11,540,000
0.100% (T-BILL 3M + FLAT),
5/7/2021
e
$ 11,540,000
Total 1,779,054,638
Principal
Amount U.S. Municipals ( 2.1% )
a
Value
California State
10,320,000 0.130% , 5/26/2021
d
10,319,926
City of Austin, TX
12,775,000 0.120% , 6/2/2021
d
12,775,000
Long Island Power Auth.
20,000,000 0.100% , 5/25/2021
d
19,999,862
25,000,000 0.090% , 6/2/2021
d
25,000,000
10,000,000 0.110% , 6/8/2021
d
10,000,000
Massachusetts Educational
Financing Auth.
6,000,000 0.180% , 5/4/2021
d
6,000,060
Wisconsin State
25,000,000 0.130% , 5/18/2021 24,999,877
20,910,000 0.130% , 5/19/2021 20,910,109
Total 130,004,834
Principal
Amount Utilities ( 9.5% )
a
Value
American Electric Power Company,
Inc.
10,000,000 0.170% , 5/3/2021
b
9,999,875
8,500,000 0.170% , 5/5/2021
b
8,499,823
15,000,000 0.150% , 5/6/2021
b
14,999,625
20,476,000 0.210% , 6/15/2021
b
20,470,584
Centerpoint Energy, Inc.
10,000,000 0.200% , 5/3/2021
b
9,999,892
10,000,000 0.210% , 5/5/2021
b
9,999,819
10,000,000 0.150% , 5/12/2021
b
9,999,567
6,890,000 0.150% , 5/17/2021
b
6,889,558
Consolidated Edison, Inc.
25,000,000 0.130% , 5/3/2021
b
24,999,771
10,000,000 0.110% , 5/4/2021
b
9,999,878
10,000,000 0.120% , 5/10/2021
b
9,999,683
17,000,000 0.120% , 5/17/2021
b
16,998,908
Dominion Energy, Inc.
25,000,000 0.190% , 5/21/2021
b
24,997,550
Duke Energy Corporation
10,000,000 0.140% , 5/3/2021
b
9,999,884
15,000,000 0.140% , 5/11/2021
b
14,999,290
5,000,000 0.170% , 5/19/2021
b
4,999,565
10,000,000 0.170% , 5/24/2021
b
9,998,853
17,000,000 0.200% , 6/17/2021
b
16,995,240
Florida Power & Light Company
2,000,000 0.050% , 5/3/2021 1,999,982
ITC Holdings Corporation
25,000,000 0.210% , 6/1/2021
b
24,995,933
25,000,000 0.230% , 6/2/2021
b
24,995,761
25,000,000 0.210% , 6/21/2021
b
24,992,164
5,000,000 0.210% , 6/22/2021
b
4,998,395
8,000,000 0.210% , 7/6/2021
b
7,996,501
National Rural Utilities Cooperative
Finance Corporation
5,000,000
0.574% (LIBOR 3M +
0.375%), 6/30/2021
e
5,002,876
Principal
Amount Utilities (9.5%)
a
Value
Nextera Energy Capital Holdings
$ 19,000,000 0.190% , 5/20/2021
b,d
$ 18,998,237
25,000,000 0.190% , 5/21/2021
b,d
24,997,550
6,000,000 0.180% , 5/27/2021
b,d
5,999,208
25,000,000 0.180% , 6/4/2021
b,d
24,995,431
PPL Capital Funding, Inc.
11,000,000 0.140% , 5/6/2021
b,d
10,999,725
13,605,000 0.130% , 5/7/2021
b,d
13,604,603
PPL Electric Utilities Corporation
16,189,000 0.100% , 5/3/2021
b
16,188,798
20,000,000 0.160% , 5/26/2021
b
19,997,472
Public Service Enterprise Group,
Inc.
25,000,000 0.180% , 5/12/2021
b
24,998,700
Sempra Global
15,000,000 0.150% , 5/6/2021
b,d
14,999,625
TransCanada American
Investments, Ltd.
25,000,000 0.210% , 5/4/2021
b
24,999,583
15,000,000 0.220% , 5/6/2021
b
14,999,625
15,000,000 0.210% , 5/7/2021
b
14,999,562
20,000,000 0.220% , 5/20/2021
b
19,998,144
Xcel Energy, Inc.
10,000,000 0.160% , 5/4/2021
b
9,999,833
Total 590,605,073
Total Investments (cost
$6,332,558,602) 100.9% $6,332,568,295
Other Assets and Liabilities,
Net (0.9)% (56,855,715)
Total Net Assets 100.0% $6,275,712,580
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2021, the value of these investments was $3,023,439,139 or
48.2% of total net assets.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
e Denotes variable rate securities. The rate shown is as of
April 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
Auth. - Authority
Ser. - Series

Short-Term Reserve Fund
Schedule of Investments as of April 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $464,716
Gross unrealized depreciation (455,023)
Net unrealized appreciation (depreciation) $9,693
Cost for federal income tax purposes $6,332,558,602
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2021, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 158,411,987 – 158,411,987 –
Basic Materials 150,632,202 – 150,632,202 –
Capital Goods 113,730,462 – 113,730,462 –
Consumer Cyclical 382,213,821 – 382,213,821 –
Consumer Non-Cyclical 104,421,174 – 104,421,174 –
Energy 234,128,852 – 234,128,852 –
Financials 2,497,853,083 – 2,472,855,750 24,997,333
Foreign 123,543,164 – 123,543,164 –
Technology 47,969,288 – 47,969,288 –
Transportation 19,999,717 – 19,999,717 –
U.S. Government & Agencies 1,779,054,638 – 1,779,054,638 –
U.S. Municipals 130,004,834 – 130,004,834 –
Utilities 590,605,073 – 590,605,073 –
Total Investments at Value $6,332,568,295 $– $6,307,570,962 $24,997,333

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2021 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $1,038,359,889 $469,547,189 $609,589,958
Investments in affiliated securities at cost $50,953,820 $7,961,478 $24,050,222
Investments in unaffiliated securities at value (#) 1,071,530,217 575,869,611 740,175,387
Investments in affiliated securities at value 50,953,820 7,961,478 24,050,222
Cash — 171,662
(a)
131,876
(b)
Dividends and interest receivable 12,095,013 920,222 4,440,531
Prepaid expenses 6,589 5,331 5,610
Prepaid trustee fees 989 989 989
Receivable for:
Investments sold 3,244,000 — 145,677
Total Assets 1,137,830,628 584,929,293 768,950,292
Liabilities
Accrued expenses 31,210 196,529 138,178
Cash overdraft 2,113,063 — —
Payable for:
Investments purchased 4,000,000 — 86,652
Investments purchased on a delayed-delivery basis 4,500,000 — —
Return of collateral for securities loaned 12,079,778 1,576,607 23,773,426
Foreign capital gain tax liability — 1,087,919 —
Variation margin on open future contracts — — 67,725
Administrative service fees 15,456 8,283 10,394
Director deferred compensation 1,263 478 1,263
Contingent liabilities^ — — —
Total Liabilities 22,740,770 2,869,816 24,077,638
Net Assets
Capital stock (beneficial interest) 1,100,051,284 454,803,147 685,144,410
Distributable earnings/(accumulated loss) 15,038,574 127,256,330 59,728,244
Total Net Assets $1,115,089,858 $ 582,059,477 $744,872,654
Shares of beneficial interest outstanding 113,159,686 46,565,182 70,914,898
Net asset value per share $9.85 $12.50 $10.50
(#) Includes securities on loan of $11,612,810 $1,502,849 $22,087,397
(a) Includes foreign currency holdings of $179,210 (cost $178,464).
(b) Includes foreign currency holdings of $131,876 (cost $131,686).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2021 (unaudited)
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Assets
Investments in unaffiliated securities at cost $835,847,753 $6,332,558,602
Investments in affiliated securities at cost $1,248,367 $—
Investments in unaffiliated securities at value (#) 1,044,068,940 6,332,568,295
Investments in affiliated securities at value 1,248,367 —
Cash — 38,502
Dividends and interest receivable 1,049,346 3,937,605
Prepaid expenses 6,370 20,561
Prepaid trustee fees 989 989
Total Assets 1,046,374,012 6,336,565,952
Liabilities
Distributions payable — 931,218
Accrued expenses 54,744 39,524
Payable for:
Investments purchased — 51,880,301
Investments purchased on a delayed-delivery basis — 8,000,000
Administrative service fees 14,445 —
Director deferred compensation 1,253 2,329
Contingent liabilities^ — —
Total Liabilities 70,442 60,853,372
Net Assets
Capital stock (beneficial interest) 728,364,666 6,276,286,486
Distributable earnings/(accumulated loss) 317,938,904 (573,906)
Total Net Assets $1,046,303,570 $6,275,712,580
Shares of beneficial interest outstanding 77,174,830 627,433,085
Net asset value per share $13.56 $10.00
(#) Includes securities on loan of $— $—
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2021 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Investment Income
Dividends $197,729 $5,105,702 $9,611,546
Interest 22,751,010 1,034 690
Affiliated income from securities loaned, net 8,252 9,897 61,815
Income from affiliated investments 39,579 3,324 1,483
Foreign tax withholding — (705,341) (1,078,010)
Total Investment Income 22,996,570 4,414,616 8,597,524
Expenses
Administrative service fees 124,662 85,469 104,901
Amortization of offering costs — 1,976 —
Audit and legal fees 17,279 30,501 17,197
Custody fees 24,861 467,959 272,195
Insurance expenses 3,442 2,211 3,092
Printing and postage expenses 3,720 4,266 4,264
SEC and state registration expenses (10,338) (28,821) 1,937
Transfer agent fees 10,000 10,000 10,000
Directors' fees 3,532 3,477 3,532
Pricing service fees 9,651 20,856 17,837
Other expenses 6,050 15,999 8,008
Total Expenses Before Reimbursement 192,859 613,893 442,963
Total Net Expenses 192,859 613,893 442,963
Net Investment Income/(Loss) 22,803,711 3,800,723 8,154,561
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 19,198,086 26,786,118
(a)
51,427,027
Affiliated investments (7,851) — —
Distributions of realized capital gains from affiliated
investments 317 92 978
Futures contracts — — 3,171,689
Foreign currency transactions — (462,548) (177,785)
Change in net unrealized appreciation/(depreciation) on:
Investments (15,966,697) 79,945,274 141,816,129
Affiliated investments 7,851 — —
Futures contracts — — 464,625
Foreign currency transactions — 40,135 35,907
Foreign capital gain tax liability — (490,649) —
Net Realized and Unrealized Gains/(Losses) 3,231,706 105,818,422 196,738,570
Net Increase/(Decrease) in Net Assets Resulting
From Operations $26,035,417 $109,619,145 $204,893,131
(a) Includes foreign capital gain taxes paid of  $1,073,521.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2021 (unaudited)
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Investment Income
Dividends $12,374,061 $—
Interest — 5,651,783
Affiliated income from securities loaned, net 8,902 —
Income from affiliated investments 1,773 —
Foreign tax withholding (8,356) —
Total Investment Income 12,376,380 5,651,783
Expenses
Administrative service fees 147,813 45,000
Audit and legal fees 18,363 23,368
Custody fees 39,832 29,669
Insurance expenses 3,987 9,744
Printing and postage expenses 3,909 3,236
SEC and state registration expenses (33,800) —
Transfer agent fees 10,000 10,000
Directors' fees 3,531 3,654
Pricing service fees 670 21,494
Other expenses 5,595 5,463
Total Expenses Before Reimbursement 199,900 151,628
Total Net Expenses 199,900 151,628
Net Investment Income/(Loss) 12,176,480 5,500,155
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 104,401,508 (143,844)
Affiliated investments 2,077 —
Distributions of realized capital gains from affiliated
investments 366 —
Change in net unrealized appreciation/(depreciation) on:
Investments 105,985,207 (549,004)
Affiliated investments (2,077) —
Net Realized and Unrealized Gains/(Losses) 210,387,081 (692,848)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $222,563,561 $4,807,307

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund
For the periods ended
4/30/2021 (unaudited) 10/31/2020
Operations
Net investment income/(loss) $22,803,711 $42,719,258
Net realized gains/(losses) 19,190,552 (11,472,951)
Change in net unrealized appreciation/(depreciation) (15,958,846) 17,932,840
Net Change in Net Assets Resulting From Operations
26,035,417 49,179,147
Distributions to Shareholders
From net investment income/net realized gains (22,785,060) (42,753,567)
Total Distributions to Shareholders
(22,785,060) (42,753,567)
Capital Stock Transactions
Sold 92,659,016 111,666,162
Distributions reinvested 22,785,060 42,753,567
In-kind contributions – –
Redeemed (1,800,000) (12,305,000)
Total Capital Stock Transactions 113,644,076 142,114,729
Net Increase/(Decrease) in Net Assets 116,894,433 148,540,309
Net Assets, Beginning of Period 998,195,425 849,655,116
Net Assets, End of Period $1,115,089,858 $998,195,425
Capital Stock Share Transactions
Sold 9,361,952 12,102,251
Distributions reinvested 2,275,217 4,409,413
In-kind contributions – –
Redeemed (180,200) (1,230,231)
Total Capital Stock Share Transactions
11,456,969 15,281,433
(a) For the period from February 3, 2020 (commencement date of operations) through October 31, 2020.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Equity Fund International Equity Fund Low Volatility Equity Fund Short-Term Reserve Fund
4/30/2021
(unaudited) 10/31/2020
(a)
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
4/30/2021
(unaudited) 10/31/2020
$3,800,723 $3,750,760 $8,154,561 $19,280,445 $12,176,480 $26,474,693 $5,500,155 $57,669,115
26,323,662 (7,462,562) 54,421,909 (59,576,605) 104,403,951 2,692,526 (143,844) (444,411)
79,494,760 25,752,134 142,316,661 (36,836,457) 105,983,130 (32,952,563) (549,004) (437,142)
109,619,145 22,040,332 204,893,131 (77,132,617) 222,563,561 (3,785,344) 4,807,307 56,787,562
(4,409,076) – (19,950,771) (32,400,474) (31,417,843) (53,118,700) (5,500,155) (57,706,133)
(4,409,076) – (19,950,771) (32,400,474) (31,417,843) (53,118,700) (5,500,155) (57,706,133)
40,000,000 456,500,000 – – – 370,999,999 10,536,709,040 14,403,645,119
4,409,076 – 19,950,771 32,400,474 31,417,843 53,118,700 – –
– – 235,994,120 24,354,891 – – – –
(46,000,000) (100,000) (435,000,000) (39,000,000) (572,000,000) – (8,982,720,726) (15,565,252,701)
(1,590,924) 456,400,000 (179,055,109) 17,755,365 (540,582,157) 424,118,699 1,553,988,314 (1,161,607,582)
103,619,145 478,440,332 5,887,251 (91,777,726) (349,436,439) 367,214,655 1,553,295,466 (1,162,526,153)
478,440,332 – 738,985,403 830,763,129 1,395,740,009 1,028,525,354 4,722,417,114 5,884,943,267
$582,059,477 $478,440,332 $744,872,654 $738,985,403 $1,046,303,570 $1,395,740,009 $6,275,712,580 $4,722,417,114
3,683,241 46,192,722 – – – 30,692,023 1,053,670,904 1,440,079,447
373,967 – 2,025,459 3,333,382 2,514,316 4,460,669 – –
– – 25,243,607 2,735,585 – – – –
(3,674,748) (10,000) (43,827,451) (4,422,723) (45,523,459) – (898,272,073) (1,556,436,235)
382,460 46,182,722 (16,558,385) 1,646,244 (43,009,143) 35,152,692 155,398,831 (116,356,788)

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is divided into five separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").  The five series of the Trust are Thrivent
Core Emerging Markets Debt Fund and Thrivent Core Emerging
Markets Equity Fund, which are non-diversified, and Thrivent Core
International Equity Fund, Thrivent Core Low Volatility Equity Fund,
and Thrivent Core Short-Term Reserve Fund, which are diversified.
Thrivent Core Short-Term Reserve Fund serves as a cash sweep vehicle for Thrivent Mutual Funds, Thrivent Series Fund, Inc., and
Thrivent Church Loan and Income Fund.
Thrivent Core Emerging Markets Equity Fund was incepted on
January 31, 2020 and commenced operations on February 3, 2020.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
—Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap
agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
  The Board has delegated responsibility for daily valuation of the Funds' securities to the investment adviser, Thrivent Asset
Management, LLC (the "Adviser"). The Adviser has formed
a Valuation Committee (“Committee”) that is responsible for
overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2021, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each
Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt Fund are declared and distributed monthly.
Dividends from Emerging Markets Equity Fund, International Equity
Fund and Low Volatility Equity Fund are declared and distributed annually.  Dividends from Short-Term Reserve Fund are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Certain Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended April 30, 2021, Core International Equity
Fund used equity futures to manage exposure to the equities market.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, certain Funds may enter into foreign currency
forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized- and change in unrealized-
foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.
These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— Certain Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and
amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension or subordination to other obligations.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
  The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of April 30, 2021, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Emerging Markets Debt
Securities Lending 12,079,778 – 12,079,778 11,612,810 – – 466,968
(^)
Emerging Markets Equity
Securities Lending 1,576,607 – 1,576,607 1,502,849 – – 73,758
(^)
International Equity
Securities Lending 23,773,426 – 23,773,426 22,087,397 – – 1,686,029
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Emerging Markets Debt $ 11,612,810
Emerging Markets Equity 1,502,849
International Equity 22,087,397

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Repurchase Agreements
— A Fund may engage in repurchase
agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 30, 2021, the Funds did not engage in this type of investment.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion; therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of
Investments. During the six months ended April 30, 2021, none of the Funds engaged in these types of investments.
Contingent Liabilities
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the period ended April 30, 2021, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Emerging Markets Equity Fund
are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022. At this time, management is evaluating implications of these changes on financial statement disclosures.

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

In-kind Contributions
—  During November 2020, the Thrivent Core International Equity Fund received an in-kind contribution which consisted of $235,994,120 in securities.  As a result of the in-kind contribution, Thrivent Core International Equity Fund issued shares at the net asset value per share on the date of contribution.  The in-kind amounts and shares issued are included in the Capital Stock Transactions of the
Statement of Changes in Net Assets for Thrivent Core International Equity Fund. These in-kind transactions were conducted at market value.
The transactions were as follows:
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and
accounting services agreement with the Adviser pursuant to
which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 30, 2021, the
Adviser received aggregate fees for administrative and accounting personnel and services of $507,845 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the year ended, April 30,
2021, Thrivent Investor Services received $50,000 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market Fund is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$16,915 in fees from the Trust during the six months ended April
30, 2021. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC, however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the six months ended April 30, 2021, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassifications.  At fiscal year-
end, the character and amount of distributions, on a tax basis and
Contributing Fund/Portfolio
Contribution
Date
Shares
Issued
Net Asset Value
per Share
In-kind
Amount
Balanced Income Plus Fund 11/17/2020 4,246,615 9.52 $40,427,772
Balanced Income Plus Portfolio 11/20/2020 5,303,097 9.52 $50,485,480
Diversified Income Plus Fund 11/13/2020  6,932,812   9.33 $64,683,133
Diversified Income Plus Portfolio  11/10/2020 5,386,122  9.27  $49,929,355
Moderate Allocation Portfolio  11/6/2020 2,269,577   9.09  $20,630,460
Moderately Aggressive Allocation Fund 11/5/2020 1,105,384  8.90   $9,837,920
Totals 25,243,607 $235,994,120

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

components of distributable earnings, are finalized.  Therefore, as of
April 30, 2021, the tax-basis balance has not yet been determined.
At October 31, 2020, the following Funds had accumulated net realized capital loss carryovers as follows:
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2021, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2021, no Funds engaged in these types of transactions.
(7) RELATED PARTY TRANSACTIONS
As of April 30, 2021, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues.
As of April 30, 2021, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks. The following is an
alphabetical list of significant risks in investing in the Funds. The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 36,643,103
Emerging Markets Equity 652,404
International Equity 122,356,486
Short-Term Reserve 444,720
In thousands
Fund Purchases Sales
Emerging Markets Debt $533,548 $415,474
Emerging Markets Equity 267,205 276,387
International Equity 485,776 908,470
Low Volatility Equity 511,978 1,071,174
Short-Term Reserve 557,249 445,432
In thousands
Fund Purchases Sales
Short-Term Reserve $57,760 $0
Fund Sector
% of
Total Net
Assets
Emerging Markets Debt Foreign Government 82.4%
Emerging Markets Equity Information Technology 25.0%
Short-Term Reserve Financials 39.8%
Short-Term Reserve U.S. Govt. & Agencies    28.4%

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong and the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Fund investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of
LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to discontinue at the end of 2021.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by

Thrivent Core Funds
Notes to Financial Statements
April 30, 2021
(unaudited)

the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
—  Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/30/2021
(unaudited)
$ 9.81 $ 0.22 $ 0.04 $ 0.26 $ (0.22) $ –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
Year Ended 10/31/2018 9.86 0.40 (0.82) (0.42) (0.40) –
Year Ended 10/31/2017
(c)
10.00 0.05 (0.14) (0.09) (0.05) –
EMERGING MARKETS EQUITY FUND
Period Ended 4/30/2021
(unaudited)
10.36 0.07 2.16 2.23 (0.09) –
Year Ended 10/31/2020
(d)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Period Ended 4/30/2021
(unaudited)
8.45 0.10 2.18 2.28 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
Year Ended 10/31/2018
(e)
10.00 0.31 (1.02) (0.71) (0.01) –
LOW VOLATILITY EQUITY FUND
Period Ended 4/30/2021
(unaudited)
11.61 0.13 2.08 2.21 (0.23) (0.03)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
Year Ended 10/31/2018
(f)
10.00 0.13 0.41 0.54 – –
SHORT-TERM RESERVE FUND
Period Ended 4/30/2021
(unaudited)
10.00 0.01 0.00 0.01 (0.01) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
Year Ended 10/31/2018 10.00 0.20 0.00 0.20 (0.20) 0.00
Year Ended 10/31/2017 10.00 0.11 0.00 0.11 (0.11) –
Year Ended 10/31/2016
(g)
10.00 0.03 0.00 0.03 (0.03) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since inception, September 5, 2017.
(d) Since commencement date of operations, February 3, 2020.
(e) Since inception, November 14, 2017.
(f) Since inception, February 28, 2018.
(g) Since inception, May 2, 2016.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
*
Portfolio
Turnover
Rate
$ (0.22) $ 9.85 2.58% $ 1,115.1 0.04% 4.32% 0.04% 4.32% 41%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.40) 9.04 (4.35)% 684.2 0.06% 4.38% 0.06% 4.38% 13%
(0.05) 9.86 (0.94)% 421.8 0.21% 3.48% 0.21% 3.48% 0%
(0.09) 12.50 21.56% 582.1 0.21% 1.28% 0.21% 1.28% 46%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.23) 10.50 27.12% 744.9 0.11% 1.98% 0.11% 1.98% 61%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(0.01) 9.28 (7.08)% 798.2 0.08% 3.42% 0.08% 3.42% 73%
(0.26) 13.56 19.24% 1,046.3 0.03% 1.83% 0.03% 1.83% 40%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 10.54 5.40% 873.7 0.06% 1.88% 0.06% 1.88% 40%
(0.01) 10.00 0.10% 6,275.7 0.01% 0.20% 0.01% 0.20% 28%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.20) 10.00 2.01% 4,854.5 0.01% 1.99% 0.01% 1.99% 213%
(0.11) 10.00 1.12% 4,988.2 0.01% 1.11% 0.01% 1.11% 143%
(0.03) 10.00 0.32% 4,762.5 0.01% 0.67% 0.01% 0.67% 31%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each Fund and navigating to “Related
Documents” under Fund Details – Holdings at ThriventFunds.com or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Investments
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year.
Beginning in April 2019, the Trust no longer files Form N-Q and has begun filing Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments which were previously filed on Form N-Q.
Thrivent Money Market Fund is not included as part of Form N-PORT. The Trust’s most recent Schedule of Investments can be found at
ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference
Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Liquidity
Program”) designed to assess and manage each Fund’s liquidity risk (defined by the U.S. Securities and Exchange Commission as the
risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the
Fund). The Board, including a majority of the independent Trustees, designated Thrivent Asset Management, LLC (“TAM”), the Funds’
investment adviser, as the liquidity risk management program administrator (the “Program Administrator”). The Program Administrator has
delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee (the “LRM Committee”). The LRM Committee
is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 21-23, 2021, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from December 1, 2019 through December 31, 2020 (the “Reporting Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods (e.g., the COVID-19 pandemic)
and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in
“illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications. The were no material changes to the Liquidity Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). There
Report concluded that the Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.

Additional Information
(unaudited)
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of such an agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 16-18, 2020, (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Core Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”). The Trust was designed to provide shareholders of other Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the Funds in relation to other Thrivent funds, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
6. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 19 to November
18, 2020 to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings.
The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent
Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the non-advisory fees and net operating expenses of each of the Funds in comparison to peer groups of comparable funds; 3-year performance for
Thrivent Core Short-Term Reserve Fund and 1-year performance information for the other Funds of the Trust that had not yet achieved 3 years of performance; information with respect to services provided to the Funds and fees charged; asset and flow trends for the Funds;
and information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the agreements.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information

Additional Information
(unaudited)
presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Funds. The Independent Trustees also met, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement.
The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the
Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser and other service providers to the Funds during the
COVID-19 pandemic, including the successful shift to a remote working environment and responses to volatile market conditions. The
Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund. For Thrivent
Core Short-Term Reserve Fund, the Board received information on yields, comparisons to benchmark index yields, and portfolio characteristics. For the other Funds, the Board received information on net performance, relative performance rankings within each
Fund’s Lipper peer group and comparisons to benchmark index returns. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund. When evaluating investment performance, the Board considered longer-
term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that only the Thrivent Core Short-Term Reserve Fund had a three-year performance history and noted that the Fund’s performance was in line with or higher than its benchmark index, the Bloomberg Barclays Short-Term Government/Corporate Index 3-6 Months, for the one- and
three-year periods. The Board noted the other Funds’ short operational history and considered whether each Fund has operated within its investment objective.
Advisory Fees and Fund Expenses
The Board noted that the Adviser does not charge an advisory fee to the Funds. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses.
Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board did consider those factors for other Thrivent funds with advisory fees.
On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.
Cost of Services and Profitability

Additional Information
(unaudited)
The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the level of the
Adviser’s profits with respect to all the Thrivent funds, including the Funds. The Board considered that the Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability on other fees was not excessive in light of the nature, extent and quality of services provided to the Funds.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.